UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – March 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Dynamic Asset Allocation Conservative Fund

Semiannual report

3 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Asset allocation funds invest in a mix of many different types of investments to help weather changing market environments.

FUND SYMBOL
CLASS A
PACAX

Putnam Dynamic
Asset Allocation
Conservative Fund

Semiannual report
3 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	100

Message from the Trustees

May 9, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 3/31/24. U.S. money markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

Of special interest

Effective December 2023, the fund increased its monthly dividend distribution rate for class A shares to $0.022 from $0.018 per share. The change was made because the fund is required to fully distribute undistributed income accrued in the fiscal year ended September 30, 2023. Similar increases were made to other share classes.

2 Dynamic Asset Allocation Conservative Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 9/30/23	1.03%	1.78%	1.78%	0.64%	1.28%	0.75%	0.68%	0.78%
Annualized expense ratio
for the six-month period
ended 3/31/24	1.02%	1.77%	1.77%	0.64%	1.27%	0.75%	0.68%	0.77%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/23 to 3/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.43	$9.40	$9.40	$3.41	$6.75	$4.00	$3.62	$4.10
Ending value (after expenses)	$1,129.40	$1,124.80	$1,125.10	$1,130.70	$1,127.40	$1,131.00	$1,130.60	$1,129.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (183); and then dividing that result by the number of days in the year (366).

Dynamic Asset Allocation Conservative Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/24, use the following calculation method. To find the value of your investment on 10/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class P	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.15	$8.92	$8.92	$3.23	$6.41	$3.79	$3.44	$3.89
Ending value (after expenses)	$1,019.90	$1,016.15	$1,016.15	$1,021.80	$1,018.65	$1,021.25	$1,021.60	$1,021.15

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (183); and then dividing that result by the number of days in the year (366).

4 Dynamic Asset Allocation Conservative Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Dynamic Asset Allocation Conservative Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Dynamic Asset Allocation Conservative Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Dynamic Asset Allocation Conservative Fund 7

The fund’s portfolio 3/31/24 (Unaudited)

COMMON STOCKS (54.7%)*	Shares	Value
Basic materials (2.6%)
AdvanSix, Inc.	737	$21,078
American Vanguard Corp.	458	5,931
American Woodmark Corp. †	477	48,492
Andersons, Inc. (The)	807	46,298
Anglo American PLC (London Exchange) (United Kingdom)	10,240	252,259
AptarGroup, Inc.	1,069	153,818
ArcelorMittal SA (France)	11,388	312,739
Archer-Daniels-Midland Co.	1,218	76,503
Arcosa, Inc.	141	12,106
Arkema SA (France)	1,243	130,802
Atkore, Inc.	481	91,563
Avient Corp.	280	12,152
Axalta Coating Systems, Ltd. †	4,303	147,980
Beacon Roofing Supply, Inc. †	137	13,429
BHP Group, Ltd. (ASE Exchange) (Australia)	16,930	488,406
BHP Group, Ltd. (London Exchange) (Australia)	1,312	37,673
Boise Cascade Co.	572	87,728
Builders FirstSource, Inc. †	2,603	542,856
CF Industries Holdings, Inc.	1,822	151,609
Cie de Saint-Gobain SA (France)	4,963	385,137
Clearwater Paper Corp. †	295	12,900
Commercial Metals Co.	227	13,341
Constellium SE (France) †	2,937	64,937
Corteva, Inc.	12,294	708,995
CRH PLC (London Exchange) (Ireland)	8,537	735,716
CRH PLC (Ireland)	8,231	710,006
Dole PLC (Ireland)	2,605	31,078
Dow, Inc.	2,473	143,261
DuPont de Nemours, Inc.	6,173	473,284
Eastman Chemical Co.	5,534	554,617
Fortune Brands Innovations, Inc.	1,727	146,225
Freeport-McMoRan, Inc.	21,969	1,032,983
Fresh Del Monte Produce, Inc.	929	24,070
Frontdoor, Inc. †	1,631	53,138
Gibraltar Industries, Inc. †	140	11,274
Glencore PLC (United Kingdom)	68,494	376,315
Holcim AG (Switzerland)	4,633	419,505
Huntsman Corp.	5,108	132,961
Innospec, Inc.	326	42,034
Janus International Group, Inc. †	875	13,239
LightWave Logic, Inc. †	3,690	17,269
Limbach Holdings, Inc. †	219	9,071
Linde PLC	1,258	584,114
LSB Industries, Inc. †	1,496	13,135
LyondellBasell Industries NV Class A	1,297	132,657
Minerals Technologies, Inc.	190	14,303
Mosaic Co. (The)	4,561	148,050
Mueller Industries, Inc.	254	13,698

8 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (54.7%)* cont.	Shares	Value
Basic materials cont.
NewMarket Corp.	230	$145,963
Nippon Sanso Holdings Corp. (Japan)	11,000	345,013
NOF Corp. (Japan)	6,300	86,793
Nucor Corp.	778	153,966
Orion SA (Luxembourg)	763	17,946
Pactiv Evergreen, Inc.	857	12,272
PPG Industries, Inc.	4,253	616,259
Proto Labs, Inc. †	319	11,404
Prysmian SpA (Italy)	13,943	727,902
Reliance, Inc.	589	196,832
Rio Tinto PLC (United Kingdom)	3,383	214,219
RPM International, Inc.	1,217	144,762
Sherwin-Williams Co. (The)	2,008	697,439
Shin-Etsu Chemical Co., Ltd. (Japan)	10,400	452,329
Simpson Manufacturing Co., Inc.	215	44,114
Southern Copper Corp. (Peru)	1,690	180,019
Standex International Corp.	79	14,395
Steel Dynamics, Inc.	1,160	171,947
Sterling Construction Co., Inc. †	624	68,833
Sylvamo Corp.	998	61,617
TopBuild Corp. †	384	169,240
Tronox Holdings PLC	777	13,481
Tutor Perini Corp. †	588	8,502
UFP Industries, Inc.	692	85,123
Weyerhaeuser Co. R	7,558	271,408
Worthington Enterprises, Inc.	176	10,952
Yara International ASA (Norway)	2,793	88,216
		14,661,681
Capital goods (2.4%)
A.O. Smith Corp.	1,751	156,644
ABB, Ltd. (Switzerland)	8,376	389,057
Adient PLC †	332	10,929
Airbus SE (France)	2,217	408,330
Alamo Group, Inc.	60	13,700
Albany International Corp. Class A	141	13,185
Allison Transmission Holdings, Inc.	1,840	149,334
American Axle & Manufacturing Holdings, Inc. †	4,721	34,747
Applied Industrial Technologies, Inc.	311	61,438
Argan, Inc.	228	11,523
Atlas Copco AB Class A (Sweden)	8,733	147,508
Ball Corp.	5,641	379,978
Belden, Inc.	827	76,588
Berry Global Group, Inc.	2,402	145,273
Boeing Co. (The) †	2,652	511,809
Caterpillar, Inc.	549	201,170
Columbus McKinnon Corp./NY	297	13,255
Comfort Systems USA, Inc.	70	22,240
Curtiss-Wright Corp.	631	161,498
Dassault Aviation SA (France)	425	93,536

Dynamic Asset Allocation Conservative Fund 9

COMMON STOCKS (54.7%)* cont.	Shares	Value
Capital goods cont.
Deere & Co.	364	$149,509
Donaldson Co., Inc.	1,831	136,739
Eaton Corp. PLC	472	147,585
Encore Wire Corp.	174	45,724
Enviri Corp. †	1,305	11,941
Flowserve Corp.	3,249	148,414
Fortive Corp.	1,832	157,589
Franklin Electric Co., Inc.	131	13,992
GEA Group AG (Germany)	3,513	148,530
General Dynamics Corp.	502	141,810
Gentex Corp.	3,539	127,829
Gentherm, Inc. †	213	12,265
GrafTech International, Ltd.	6,312	8,711
Hitachi, Ltd. (Japan)	2,400	220,452
Honeywell International, Inc.	2,361	484,595
Hyster-Yale Materials Handling, Inc.	351	22,524
Ingersoll Rand, Inc.	7,820	742,509
Interface, Inc.	1,024	17,224
ITT, Inc.	1,182	160,787
Johnson Controls International PLC	7,124	465,340
Kone Oyj Class B (Finland)	1,662	77,352
Legrand SA (France)	901	95,474
Lockheed Martin Corp.	3,434	1,562,024
Luminar Technologies, Inc. †	11,821	23,287
Mitsubishi Electric Corp. (Japan)	20,400	338,518
Mitsubishi Heavy Industries, Ltd. (Japan)	27,000	258,353
Northrop Grumman Corp.	1,521	728,042
O-I Glass, Inc. †	2,732	45,324
Parker Hannifin Corp.	328	182,299
Powell Industries, Inc.	335	47,671
Republic Services, Inc.	798	152,769
RTX Corp.	7,119	694,316
Ryerson Holding Corp.	1,218	40,803
Sembcorp Industries, Ltd. (Singapore)	5,400	21,596
Shyft Group, Inc. (The)	1,114	13,836
Steelcase, Inc. Class A	873	11,419
Stoneridge, Inc. †	493	9,091
Tennant Co.	122	14,836
Terex Corp.	1,092	70,325
Textron, Inc.	1,399	134,206
Titan International, Inc. †	873	10,878
TransDigm Group, Inc.	400	492,640
Veralto Corp.	771	68,357
Vertiv Holdings Co. Class A	10,743	877,381
Vinci SA (France)	6,877	881,110
Waste Connections, Inc.	2,117	364,145
Watts Water Technologies, Inc. Class A	360	76,518
		13,658,381

10 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (54.7%)* cont.	Shares	Value
Communication services (0.8%)
American Tower Corp. R	5,448	$1,076,470
AT&T, Inc.	45,389	798,846
Charter Communications, Inc. Class A †	1,302	378,400
Comcast Corp. Class A	13,434	582,364
Crown Castle, Inc. R	1,329	140,648
InterDigital, Inc.	103	10,965
Iridium Communications, Inc.	7,431	194,395
Preformed Line Products Co.	74	9,522
Spark NZ, Ltd. (New Zealand)	11,047	31,449
T-Mobile US, Inc.	4,077	665,448
Telstra Group, Ltd. (Australia)	74,841	188,253
Verizon Communications, Inc.	3,086	129,489
Vodafone Group PLC (United Kingdom)	297,640	264,694
		4,470,943
Communications equipment (0.2%)
arista Networks, Inc. †	517	149,920
Motorola Solutions, Inc.	2,449	869,346
NETGEAR, Inc. †	749	11,812
Viavi Solutions, Inc. †	1,123	10,208
		1,041,286
Computers (3.1%)
8x8, Inc. †	3,939	10,635
A10 Networks, Inc.	747	10,226
Adeia, Inc.	367	4,008
Agilysys, Inc. †	326	27,469
AppFolio, Inc. Class A †	65	16,038
Apple, Inc.	78,486	13,458,780
Bandwidth, Inc. Class A †	1,251	22,843
Calix, Inc. †	1,203	39,891
Cisco Systems, Inc.	8,859	442,153
CommVault Systems, Inc. †	748	75,870
CrowdStrike Holdings, Inc. Class A †	507	162,539
Dropbox, Inc. Class A †	6,001	145,824
Extreme Networks, Inc. †	4,871	56,211
MSCI, Inc.	294	164,772
NetApp, Inc.	1,460	153,256
NetScout Systems, Inc. †	523	11,422
PDF Solutions, Inc. †	362	12,189
Phreesia, Inc. †	1,443	34,531
PlayAGS, Inc. †	1,275	11,450
Qualys, Inc. †	421	70,252
Rapid7, Inc. †	1,101	53,993
RingCentral, Inc. Class A †	3,923	136,285
ServiceNow, Inc. †	185	141,044
Smartsheet, Inc. Class A †	3,236	124,586
Snowflake, Inc. Class A †	1,007	162,731
SoundHound AI, Inc. Class A †	2,374	13,983
SS&C Technologies Holdings, Inc.	2,137	137,559
Super Micro Computer, Inc. †	253	255,538

Dynamic Asset Allocation Conservative Fund 11

COMMON STOCKS (54.7%)* cont.	Shares	Value
Computers cont.
Synopsys, Inc. †	1,506	$860,679
Teradata Corp. †	3,589	138,787
Vimeo, Inc. †	4,709	19,260
Weave Communications, Inc. †	1,831	21,020
Yext, Inc. †	4,360	26,291
Zoom Video Communications, Inc. Class A †	2,223	145,318
		17,167,433
Conglomerates (0.7%)
3M Co.	16,184	1,716,637
AMETEK, Inc.	820	149,978
General Electric Co.	985	172,897
Marubeni Corp. (Japan)	9,900	171,932
Mitsubishi Corp. (Japan)	30,100	693,346
Mitsui & Co., Ltd. (Japan)	9,700	455,332
Siemens AG (Germany)	2,519	480,911
SPX Technologies, Inc. †	108	13,298
		3,854,331
Consumer cyclicals (9.3%)
AAON, Inc.	165	14,537
Aaron’s Co., Inc. (The)	1,899	14,243
Abercrombie & Fitch Co. Class A †	228	28,575
Accor SA (France)	3,268	152,662
Amazon.com, Inc. †	56,307	10,156,657
American Eagle Outfitters, Inc.	1,721	44,385
Apogee Enterprises, Inc.	583	34,514
Aristocrat Leisure, Ltd. (Australia)	10,772	301,842
Arrowhead Pharmaceuticals, Inc. †	505	14,443
Associated British Foods PLC (United Kingdom)	6,844	215,781
Automatic Data Processing, Inc.	8,105	2,024,143
AutoZone, Inc. †	46	144,976
Barrett Business Services, Inc.	98	12,419
Bayerische Motoren Werke AG (Germany)	473	54,581
Beazer Homes USA, Inc. †	1,721	56,449
BJ’s Wholesale Club Holdings, Inc. †	4,599	347,914
Blue Bird Corp. †	1,736	66,558
BlueLinx Holdings, Inc. †	274	35,686
Booking Holdings, Inc.	759	2,753,561
BrightView Holdings, Inc. †	1,229	14,625
Buckle, Inc. (The)	299	12,041
Caleres, Inc.	1,400	57,442
Cimpress PLC (Ireland) †	505	44,698
Cintas Corp.	322	221,224
Cipher Mining, Inc. †	3,878	19,972
Clorox Co. (The)	910	139,330
Compass Group PLC (United Kingdom)	23,843	699,071
CoStar Group, Inc. †	3,327	321,388
Daktronics, Inc. †	1,465	14,591
Dana, Inc.	861	10,935
Deckers Outdoor Corp. †	156	146,837

12 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (54.7%)* cont.	Shares	Value
Consumer cyclicals cont.
Designer Brands, Inc. Class A	1,070	$11,695
Dillard’s, Inc. Class A	154	72,633
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)	1,328	132,211
DraftKings, Inc. Class A †	7,707	349,975
Ecolab, Inc.	653	150,778
Equifax, Inc.	1,236	330,655
Euronet Worldwide, Inc. †	1,302	143,129
Expedia Group, Inc. †	8,022	1,105,031
Experian PLC (United Kingdom)	8,874	386,859
Fast Retailing Co., Ltd. (Japan)	600	186,841
Ford Motor Co.	10,334	137,236
Forestar Group, Inc. †	766	30,786
G-III Apparel Group, Ltd. †	369	10,705
General Motors Co.	20,690	938,292
Genting Singapore Ltd. (Singapore)	100,900	66,133
GMS, Inc. †	791	76,996
Golden Entertainment, Inc.	470	17,310
Goodyear Tire & Rubber Co. (The) †	908	12,467
Hermes International (France)	188	479,881
Hilton Worldwide Holdings, Inc.	3,498	746,158
Home Depot, Inc. (The)	3,029	1,161,924
Host Hotels & Resorts, Inc. R	6,396	132,269
Hovnanian Enterprises, Inc. Class A †	354	55,557
Huron Consulting Group, Inc. †	116	11,208
Industria de Diseno Textil SA (Spain)	8,683	437,188
InterContinental Hotels Group PLC (United Kingdom)	2,289	238,116
International Game Technology PLC	2,469	55,775
J. Jill, Inc. †	441	14,099
JAKKS Pacific, Inc. †	344	8,497
JELD-WEN Holding, Inc. †	2,363	50,166
KB Home	221	15,664
Kimberly-Clark Corp.	1,204	155,737
La Francaise des Jeux SAEM (France)	1,137	46,343
Las Vegas Sands Corp.	2,573	133,024
Laureate Education, Inc.	805	11,729
LegalZoom.com, Inc. †	859	11,459
Lennar Corp. Class A	1,036	178,171
Light & Wonder, Inc. †	937	95,658
Live Nation Entertainment, Inc. †	3,036	321,118
LiveRamp Holdings, Inc. †	1,563	53,924
Lululemon Athletica, Inc. (Canada) †	1,293	505,110
LVMH Moet Hennessy Louis Vuitton SA (France)	501	450,618
M/I Homes, Inc. †	526	71,689
Masonite International Corp. †	167	21,952
Mastercard, Inc. Class A	5,720	2,754,580
MasterCraft Boat Holdings, Inc. †	513	12,168
Mazda Motor Corp. (Japan)	2,400	27,832
Meritage Homes Corp.	156	27,372
MGM Resorts International †	3,016	142,385

Dynamic Asset Allocation Conservative Fund 13

COMMON STOCKS (54.7%)* cont.	Shares	Value
Consumer cyclicals cont.
Modine Manufacturing Co. †	838	$79,769
MSA Safety, Inc.	746	144,418
Netflix, Inc. †	4,871	2,958,305
Nintendo Co., Ltd. (Japan)	13,900	752,572
NVR, Inc. †	22	178,199
O’Reilly Automotive, Inc. †	873	985,512
Owens Corning	1,090	181,812
PACCAR, Inc.	1,232	152,632
Pan Pacific International Holdings Corp. (Japan)	6,100	162,917
Panasonic Holdings Corp. (Japan)	3,100	29,601
Pandora A/S (Denmark)	1,518	244,699
PayPal Holdings, Inc. †	25,559	1,712,197
PROG Holdings, Inc.	963	33,166
Publicis Groupe SA (France)	3,111	339,154
PulteGroup, Inc.	12,169	1,467,825
Red Rock Resorts, Inc. Class A	1,161	69,451
REV Group, Inc.	1,723	38,061
Ross Stores, Inc.	3,266	479,318
Ryman Hospitality Properties, Inc. R	705	81,505
S&P Global, Inc.	916	389,712
Sinclair, Inc.	938	12,635
Sony Group Corp. (Japan)	2,900	248,755
Stellantis NV (Italy)	16,306	463,102
StoneCo., Ltd. Class A (Brazil) †	4,471	74,263
Subaru Corp. (Japan)	15,100	343,934
Target Corp.	4,577	811,090
Taylor Wimpey PLC (United Kingdom)	29,341	50,753
Tesla, Inc. †	8,062	1,417,219
TJX Cos., Inc. (The)	3,533	358,317
Toll Brothers, Inc.	1,119	144,765
TOPPAN Holdings, Inc. (Japan)	5,800	148,621
Toyota Motor Corp. (Japan)	4,500	112,723
Trade Desk, Inc. (The) Class A †	1,987	173,704
Trane Technologies PLC	2,204	661,641
TRI Pointe Homes, Inc. †	1,947	75,271
United Rentals, Inc.	809	583,378
Universal Music Group NV (Netherlands)	19,199	577,473
Upbound Group, Inc.	163	5,739
Urban Outfitters, Inc. †	263	11,419
Verisk Analytics, Inc.	288	67,890
Visteon Corp. †	568	66,802
Walmart, Inc.	61,551	3,703,524
Williams-Sonoma, Inc.	590	187,343
Wolters Kluwer NV (Netherlands)	2,025	317,214
		51,861,583
Consumer staples (3.5%)
ACCO Brands Corp.	1,976	11,085
Asahi Group Holdings, Ltd. (Japan)	6,700	247,056
Auto Trader Group PLC (United Kingdom)	21,106	186,526

14 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (54.7%)* cont.	Shares	Value
Consumer staples cont.
BellRing Brands, Inc. †	206	$12,160
Boston Beer Co., Inc. (The) Class A †	458	139,424
Brink’s Co. (The)	684	63,188
Cal-Maine Foods, Inc.	226	13,300
Cargurus, Inc. †	1,933	44,614
Carlsberg A/S Class B (Denmark)	446	60,870
Carrols Restaurant Group, Inc.	3,393	32,267
Chipotle Mexican Grill, Inc. †	262	761,574
CK Hutchison Holdings, Ltd. (Hong Kong)	120,000	579,540
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	8,200	120,145
Coca-Cola Co. (The)	50,227	3,072,887
Coca-Cola Consolidated, Inc.	86	72,791
Coca-Cola Europacific Partners PLC (Spain)	3,517	246,014
Coca-Cola HBC AG (Italy)	6,322	199,722
Colgate-Palmolive Co.	13,780	1,240,889
CoreCivic, Inc. †	1,033	16,125
Costco Wholesale Corp.	1,380	1,011,030
Danone SA (France)	3,474	224,463
Dave & Buster’s Entertainment, Inc. †	241	15,087
DoorDash, Inc. Class A †	1,532	210,987
Etsy, Inc. †	1,993	136,959
Eventbrite, Inc. Class A †	4,782	26,205
Heidrick & Struggles International, Inc.	383	12,892
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	909	73,060
Hudson Technologies, Inc. †	897	9,876
Imperial Brands PLC (United Kingdom)	13,127	293,258
Ingles Markets, Inc. Class A	147	11,272
Ingredion, Inc.	1,188	138,818
Insperity, Inc.	114	12,496
Inter Parfums, Inc.	417	58,593
ITOCHU Corp. (Japan)	7,300	311,810
Itron, Inc. †	787	72,813
Jeronimo Martins SGPS SA (Portugal)	6,005	119,075
John B. Sanfilippo & Son, Inc.	136	14,405
Kenvue, Inc.	16,897	362,610
Keurig Dr Pepper, Inc.	4,558	139,794
Koninklijke Ahold Delhaize NV (Netherlands)	11,688	349,538
Korn Ferry	592	38,930
L’Oreal SA (France)	684	323,694
Maplebear, Inc. †	4,187	156,133
McDonald’s Corp.	390	109,961
MediaAlpha, Inc. Class A †	520	10,592
Molson Coors Beverage Co. Class B	2,238	150,506
Mondelez International, Inc. Class A	1,958	137,060
Monster Beverage Corp. †	2,426	143,813
Nestle SA (Switzerland)	5,293	561,961
Nissin Food Products Co., Ltd. (Japan)	6,400	177,566
Opendoor Technologies, Inc. †	8,449	25,600
PepsiCo, Inc.	834	145,958

Dynamic Asset Allocation Conservative Fund 15

COMMON STOCKS (54.7%)* cont.	Shares	Value
Consumer staples cont.
Perdoceo Education Corp.	1,544	$27,113
Philip Morris International, Inc.	8,371	766,951
Procter & Gamble Co. (The)	12,154	1,971,987
Recruit Holdings Co., Ltd. (Japan)	7,600	336,723
Resideo Technologies, Inc. †	672	15,066
Resources Connection, Inc.	778	10,238
Robert Half, Inc.	959	76,030
Sally Beauty Holdings, Inc. †	1,174	14,581
Simply Good Foods Co. (The) †	965	32,839
Starbucks Corp.	1,577	144,122
Sysco Corp.	1,784	144,825
Uber Technologies, Inc. †	30,115	2,318,554
Unilever PLC (United Kingdom)	10,135	508,542
United Natural Foods, Inc. †	756	8,686
Upwork, Inc. †	4,722	57,892
USANA Health Sciences, Inc. †	251	12,174
WH Group, Ltd. (Hong Kong)	130,000	85,704
		19,239,019
Electronics (4.2%)
Advanced Micro Devices, Inc. †	4,322	780,078
Allied Motion Technologies, Inc.	237	8,456
Ambarella, Inc. †	200	10,154
Broadcom, Inc.	1,994	2,642,868
CEVA, Inc. †	473	10,742
Cirrus Logic, Inc. †	1,621	150,040
EnerSys	432	40,807
ESCO Technologies, Inc.	170	18,199
Hoya Corp. (Japan)	5,800	718,008
Keyence Corp. (Japan)	400	183,750
Keysight Technologies, Inc. †	979	153,096
Mesa Laboratories, Inc.	54	5,925
Monolithic Power Systems, Inc.	192	130,065
NKT A/S (Denmark) †	1,106	91,182
NVIDIA Corp.	13,147	11,879,103
NXP Semiconductors NV	1,659	411,050
Photronics, Inc. †	453	12,829
Qorvo, Inc. †	1,277	146,638
Qualcomm, Inc.	20,428	3,458,461
Rambus, Inc. †	1,369	84,618
Samsung Electronics Co., Ltd. (Preference) (South Korea)	12,019	607,088
Sanmina Corp. †	180	11,192
Shimadzu Corp. (Japan)	5,600	156,480
Silicon Laboratories, Inc. †	528	75,884
STMicroelectronics NV (France)	5,455	234,934
Synaptics, Inc. †	237	23,122
TD SYNNEX Corp.	658	74,420
Thales SA (France)	2,272	387,404
TTM Technologies, Inc. †	1,947	30,471
Vicor Corp. †	409	15,640

16 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (54.7%)* cont.	Shares	Value
Electronics cont.
Vontier Corp.	12,393	$562,147
Woodward, Inc.	956	147,339
		23,262,190
Energy (2.0%)
Alpha Metallurgical Resources, Inc.	202	66,896
Arch Resources, Inc.	171	27,495
Baker Hughes a GE Co.	4,526	151,621
BP PLC (United Kingdom)	149,611	936,038
California Resources Corp.	229	12,618
Cheniere Energy, Inc.	7,638	1,231,857
Chevron Corp.	945	149,064
ConocoPhillips	7,662	975,219
CONSOL Energy, Inc.	741	62,066
Coterra Energy, Inc.	5,474	152,615
DMC Global, Inc. †	640	12,474
DNOW, Inc. †	3,095	47,044
Equinor ASA (Norway)	10,585	279,238
Exxon Mobil Corp.	14,616	1,698,963
Golar LNG, Ltd. (Norway)	526	12,656
HF Sinclair Corp.	2,373	143,258
INPEX Corp. (Japan)	4,800	74,213
Marathon Oil Corp.	60,007	1,700,598
Marathon Petroleum Corp.	5,055	1,018,583
Murphy Oil Corp.	293	13,390
Nabors Industries, Ltd. †	139	11,972
Newpark Resources, Inc. †	1,768	12,765
Oceaneering International, Inc. †	526	12,308
Par Pacific Holdings, Inc. †	1,811	67,116
PBF Energy, Inc. Class A	1,548	89,118
Peabody Energy Corp.	2,581	62,615
Schlumberger, Ltd.	2,862	156,866
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	20,167	673,493
Shell PLC (London Exchange) (United Kingdom)	2,539	84,121
SM Energy Co.	733	36,540
SunCoke Energy, Inc.	1,832	20,647
Targa Resources Corp.	1,350	151,187
US Silica Holdings, Inc. †	3,542	43,956
Valero Energy Corp.	5,179	884,004
W&T Offshore, Inc.	3,797	10,062
Warrior Met Coal, Inc.	1,019	61,853
Weatherford International PLC †	865	99,838
		11,244,367
Financials (7.6%)
3i Group PLC (United Kingdom)	11,313	401,089
Affiliated Managers Group, Inc.	936	156,752
AIA Group, Ltd. (Hong Kong)	31,400	210,820
AIB Group PLC (Ireland)	14,936	75,799
Alexander & Baldwin, Inc. R	1,240	20,423
Allianz SE (Germany)	719	215,488

Dynamic Asset Allocation Conservative Fund 17

COMMON STOCKS (54.7%)* cont.	Shares	Value
Financials cont.
Allstate Corp. (The)	852	$147,405
Ally Financial, Inc.	3,644	147,910
Amalgamated Financial Corp.	501	12,024
American Assets Trust, Inc. R	528	11,568
American Equity Investment Life Holding Co. †	1,215	68,307
American Express Co.	877	199,684
American International Group, Inc.	25,218	1,971,291
Ameriprise Financial, Inc.	1,703	746,663
Anywhere Real Estate, Inc. †	5,740	35,473
Apartment Income REIT Corp. R	4,510	146,440
Apollo Global Management, Inc.	6,576	739,472
Apple Hospitality REIT, Inc. R	664	10,876
Associated Banc-Corp.	586	12,605
AvalonBay Communities, Inc. R	728	135,088
AXA SA (France)	28,819	1,082,447
Axis Capital Holdings, Ltd.	2,228	144,865
Axos Financial, Inc. †	1,296	70,036
Banco Bilbao Vizcaya Argentaria SA (Spain)	39,327	468,404
Banco Latinoamericano de Comercio Exterior SA (Panama)	456	13,507
Banco Santander SA (Spain)	67,035	326,998
Bank Hapoalim MB (Israel)	28,402	266,342
Bank of America Corp.	44,997	1,706,287
Bank of Ireland Group PLC (Ireland)	31,237	318,465
Bank of New York Mellon Corp. (The)	16,856	971,243
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	367	11,740
Banner Corp.	951	45,648
Berkshire Hathaway, Inc. Class B †	1,080	454,162
BGC Group, Inc. Class A	1,361	10,575
Bread Financial Holdings, Inc.	1,527	56,865
BrightSpire Capital, Inc. R	3,692	25,438
Brixmor Property Group, Inc. R	6,123	143,584
Broadstone Net Lease, Inc. R	735	11,517
Capital One Financial Corp.	5,781	860,733
Cathay General Bancorp	1,270	48,044
Central Pacific Financial Corp.	928	18,328
Charles Schwab Corp. (The)	11,646	842,472
Chimera Investment Corp. R	2,544	11,728
Chubb, Ltd.	539	139,671
Citigroup, Inc.	52,668	3,330,724
CNO Financial Group, Inc.	2,335	64,166
Commonwealth Bank of Australia (Australia)	2,061	161,623
COPT Defense Properties R	466	11,263
Corebridge Financial, Inc.	5,872	168,703
CrossFirst Bankshares, Inc. †	492	6,809
Cushman & Wakefield PLC †	2,749	28,755
Customers Bancorp, Inc. †	1,093	57,995
DBS Group Holdings, Ltd. (Singapore)	12,700	338,886
Deutsche Boerse AG (Germany)	943	192,941
Discover Financial Services	9,859	1,292,416

18 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (54.7%)* cont.	Shares	Value
Financials cont.
Eastern Bankshares, Inc.	898	$12,374
Elme Communities R	439	6,111
Enova International, Inc. †	876	55,039
Enstar Group, Ltd. †	39	12,120
Enterprise Financial Services Corp.	714	28,960
EPR Properties R	3,390	143,906
Equitable Holdings, Inc.	16,269	618,385
Equity Commonwealth † R	594	11,215
Equity Residential R	1,990	125,589
Erste Group Bank AG (Czech Republic)	4,332	193,019
Essent Group, Ltd.	213	12,676
Essential Properties Realty Trust, Inc. R	504	13,437
Essex Property Trust, Inc. R	611	149,579
Eurazeo SE (France)	532	46,633
Euronext NV (France)	3,676	349,788
Everest Group, Ltd.	389	154,628
FB Financial Corp.	617	23,236
Fidelis Insurance Holdings, Ltd. (United Kingdom)	850	16,558
First BanCorp/Puerto Rico (Puerto Rico)	3,891	68,248
First Financial Corp./IN	253	9,697
First Industrial Realty Trust, Inc. R	2,584	135,763
Gaming and Leisure Properties, Inc. R	9,062	417,486
Genworth Financial, Inc. Class A †	9,766	62,795
Globe Life, Inc.	1,138	132,429
Goldman Sachs Group, Inc. (The)	3,374	1,409,286
Goodman Group (Australia) R	19,134	421,566
Hancock Whitney Corp.	1,612	74,216
Hanmi Financial Corp.	874	13,914
Heartland Financial USA, Inc.	893	31,389
Heritage Commerce Corp.	1,282	11,000
Hilltop Holdings, Inc.	1,550	48,546
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	2,900	84,404
Hope Bancorp, Inc.	2,100	24,171
Horace Mann Educators Corp.	834	30,850
HSBC Holdings PLC (United Kingdom)	4,220	32,970
Independent Bank Corp./MI	410	10,394
International Bancshares Corp.	208	11,677
Investor AB Class B (Sweden)	15,242	382,545
Jackson Financial, Inc. Class A	1,361	90,017
James River Group Holdings, Ltd. (Bermuda)	564	5,245
Japan Exchange Group, Inc. (Japan)	18,100	491,419
Jefferies Financial Group, Inc.	3,014	132,917
JPMorgan Chase & Co.	13,298	2,663,589
Julius Baer Group, Ltd. (Switzerland)	5,520	318,769
Kennedy-Wilson Holdings, Inc.	1,275	10,940
Kite Realty Group Trust R	1,383	29,983
Klepierre SA (France) R	6,525	168,948
Ladder Capital Corp. R	1,112	12,377
Lloyds Banking Group PLC (United Kingdom)	378,203	247,076

Dynamic Asset Allocation Conservative Fund 19

COMMON STOCKS (54.7%)* cont.	Shares	Value
Financials cont.
Loews Corp.	1,832	$143,427
London Stock Exchange Group PLC (United Kingdom)	2,991	358,256
LPL Financial Holdings, Inc.	504	133,157
Marsh & McLennan Cos., Inc.	684	140,890
MetLife, Inc.	19,927	1,476,790
MFA Financial, Inc. R	1,018	11,615
MGIC Investment Corp.	6,572	146,950
Mid-America Apartment Communities, Inc. R	1,112	146,317
Mitsubishi UFJ Financial Group, Inc. (Japan)	43,500	447,414
Mizrahi Tefahot Bank, Ltd. (Israel)	4,428	166,072
Morgan Stanley	1,541	145,101
Mr. Cooper Group, Inc. †	1,056	82,315
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	909	443,559
National Australia Bank, Ltd. (Australia)	2,140	48,307
National Bank Holdings Corp. Class A	327	11,795
National Health Investors, Inc. R	572	35,939
Navient Corp.	2,984	51,922
NexPoint Residential Trust, Inc. R	380	12,232
NMI Holdings, Inc. Class A †	389	12,580
Nomura Holdings, Inc. (Japan)	49,100	317,084
Nordea Bank ABP (Finland)	29,887	332,822
NU Holdings, Ltd./Cayman Islands Class A (Brazil) †	12,367	147,538
OceanFirst Financial Corp.	782	12,833
OFG Bancorp (Puerto Rico)	955	35,154
Old Republic International Corp.	4,713	144,783
OneMain Holdings, Inc.	2,896	147,957
PagSeguro Digital, Ltd. Class A (Brazil) †	5,103	72,871
Park Hotels & Resorts, Inc.	8,172	142,928
Pathward Financial, Inc.	835	42,151
PennyMac Financial Services, Inc.	335	30,515
Persimmon PLC (United Kingdom)	19,109	317,398
Piedmont Office Realty Trust, Inc. Class A R	1,864	13,104
PNC Financial Services Group, Inc. (The)	4,536	733,018
Preferred Bank/Los Angeles CA	389	29,864
Premier Financial Corp.	593	12,038
Principal Financial Group, Inc.	1,710	147,590
Prudential PLC (United Kingdom)	18,071	169,466
Public Storage R	481	139,519
Reinsurance Group of America, Inc.	1,580	304,750
Retail Opportunity Investments Corp. R	1,958	25,102
Rithm Capital Corp. R	12,577	140,359
RLJ Lodging Trust R	5,246	62,008
RMR Group, Inc. (The) Class A	376	9,024
Scentre Group (Australia)	53,576	118,354
SEI Investments Co.	2,147	154,369
Service Properties Trust R	1,692	11,472
Simon Property Group, Inc. R	9,322	1,458,800
SITE Centers Corp. R	806	11,808

20 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (54.7%)* cont.	Shares	Value
Financials cont.
SLM Corp.	6,324	$137,800
State Street Corp.	5,320	411,342
StoneX Group, Inc. †	678	47,636
Sunstone Hotel Investors, Inc. R	5,528	61,582
Swedbank AB Class A (Sweden)	2,245	44,527
Synchrony Financial	3,469	149,583
Tanger, Inc. R	386	11,399
Taylor Morrison Home Corp. †	1,407	87,473
Tokio Marine Holdings, Inc. (Japan)	5,800	180,192
Travelers Cos., Inc. (The)	629	144,758
Trustmark Corp.	1,259	35,390
UMB Financial Corp.	155	13,483
UniCredit SpA (Italy)	8,554	324,612
Universal Insurance Holdings, Inc.	536	10,892
Univest Financial Corp.	533	11,097
Unum Group	2,861	153,521
Urban Edge Properties R	3,296	56,922
Virtu Financial, Inc. Class A	6,911	141,814
Virtus Investment Partners, Inc.	140	34,717
Visa, Inc. Class A	4,408	1,230,185
Vornado Realty Trust R	13,894	399,730
Wells Fargo & Co.	2,281	132,207
Westamerica Bancorp	723	35,340
Xenia Hotels & Resorts, Inc. R	391	5,869
Zurich Insurance Group AG (Switzerland)	773	416,821
		42,304,645
Health care (6.7%)
10x Genomics, Inc. Class A †	3,203	120,209
Abbott Laboratories	6,142	698,100
AbbVie, Inc.	10,489	1,910,047
ACADIA Pharmaceuticals, Inc. †	2,809	51,938
Adaptive Biotechnologies Corp. †	2,842	9,123
Addus HomeCare Corp. †	117	12,091
Agenus, Inc.	16,129	9,355
Alkermes PLC †	2,483	67,215
Alnylam Pharmaceuticals, Inc. †	969	144,817
American Well Corp. Class A †	8,478	6,873
Amgen, Inc.	523	148,699
AMN Healthcare Services, Inc. †	195	12,189
AngioDynamics, Inc. †	1,886	11,071
Arcellx, Inc. †	924	64,264
Arcturus Therapeutics Holdings, Inc. †	1,553	52,445
Arvinas, Inc. †	1,340	55,315
AstraZeneca PLC (United Kingdom)	7,147	963,219
AstraZeneca PLC (Rights) (United Kingdom) † F	440	1,346
AstraZeneca PLC CVR (Rights) (United Kingdom) † F	687	206
AstraZeneca PLC ADR (United Kingdom)	9,139	619,167
AtriCure, Inc. †	941	28,625
Avanos Medical, Inc. †	578	11,508

Dynamic Asset Allocation Conservative Fund 21

COMMON STOCKS (54.7%)* cont.	Shares	Value
Health care cont.
Axogen, Inc. †	1,311	$10,580
Becton, Dickinson and Co.	561	138,819
Bio-Rad Laboratories, Inc. Class A †	240	83,009
BioCryst Pharmaceuticals, Inc. †	2,020	10,262
Biohaven, Ltd. †	1,286	70,331
Boston Scientific Corp. †	18,955	1,298,228
Bristol-Myers Squibb Co.	10,555	572,398
Cardinal Health, Inc.	1,407	157,443
Castle Biosciences, Inc. †	716	15,859
Catalyst Pharmaceuticals, Inc. †	796	12,688
Chugai Pharmaceutical Co., Ltd. (Japan)	3,100	118,242
Cigna Group (The)	3,929	1,426,973
Cochlear, Ltd. (Australia)	809	177,935
Corcept Therapeutics, Inc. †	705	17,759
Cullinan Oncology, Inc. †	622	10,599
Danaher Corp.	2,607	651,020
Deciphera Pharmaceuticals, Inc. †	751	11,813
Dexcom, Inc. †	4,921	682,542
Dyne Therapeutics, Inc. †	874	24,813
Edwards Lifesciences Corp. †	1,519	145,156
Elevance Health, Inc.	1,338	693,807
Eli Lilly and Co.	6,033	4,693,433
Enanta Pharmaceuticals, Inc. †	743	12,973
Eurofins Scientific (Luxembourg)	341	21,735
Exelixis, Inc. †	12,986	308,158
Fate Therapeutics, Inc. †	6,843	50,228
Fresenius SE & Co. KGaA (Germany)	5,934	160,047
FUJIFILM Holdings Corp. (Japan)	7,800	173,642
Glaukos Corp. †	282	26,590
GSK PLC (United Kingdom)	35,896	774,100
HCA Healthcare, Inc.	575	191,780
Health Catalyst, Inc. †	2,022	15,226
HealthEquity, Inc. †	169	13,795
Hologic, Inc. †	2,075	161,767
Humana, Inc.	486	168,506
IDEXX Laboratories, Inc. †	707	381,730
ImmunityBio, Inc. †	11,441	61,438
Immunovant, Inc. †	1,747	56,446
Inari Medical, Inc. †	257	12,331
Incyte Corp. †	7,914	450,861
Insmed, Inc. †	819	22,219
Inspire Medical Systems, Inc. †	741	159,159
Insulet Corp. †	838	143,633
Intuitive Surgical, Inc. †	2,092	834,896
Ipsen SA (France)	843	100,315
Ironwood Pharmaceuticals, Inc. †	1,193	10,391
iTeos Therapeutics, Inc. †	977	13,326
Jazz Pharmaceuticals PLC †	1,229	147,996
Johnson & Johnson	1,049	165,941

22 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (54.7%)* cont.	Shares	Value
Health care cont.
Keros Therapeutics, Inc. †	358	$23,700
Kiniksa Pharmaceuticals, Ltd. Class A †	1,102	21,742
Kodiak Sciences, Inc. †	947	4,981
Lantheus Holdings, Inc. †	1,151	71,638
LivaNova PLC (United Kingdom) †	890	49,787
Lonza Group AG (Switzerland)	1,013	606,778
M3, Inc. (Japan)	9,000	127,051
MacroGenics, Inc. †	2,916	42,924
McKesson Corp.	2,329	1,250,324
Medpace Holdings, Inc. †	500	202,075
Medtronic PLC	1,877	163,581
Merck & Co., Inc.	27,500	3,628,625
Merck KGaA (Germany)	1,351	238,451
Neurocrine Biosciences, Inc. †	1,220	168,262
Novartis AG (Switzerland)	6,318	612,079
Novo Nordisk A/S Class B (Denmark)	10,597	1,350,787
Nurix Therapeutics, Inc. †	1,220	17,934
Nuvation Bio, Inc. †	3,732	13,584
Ono Pharmaceutical Co., Ltd. (Japan)	7,000	113,499
Option Care Health, Inc. †	1,850	62,049
OraSure Technologies, Inc. †	2,637	16,218
Pacific Biosciences of California, Inc. †	2,248	8,430
PetIQ, Inc. †	915	16,726
PTC Therapeutics, Inc. †	2,083	60,594
QIAGEN NV (Netherlands)	1,400	60,186
Quanterix Corp. †	897	21,133
RAPT Therapeutics, Inc. †	765	6,870
Regeneron Pharmaceuticals, Inc. †	1,316	1,266,637
Roche Holding AG (Switzerland)	238	60,618
RxSight, Inc. †	251	12,947
Sabra Health Care REIT, Inc. R	2,683	39,628
Sandoz Group AG (Switzerland) †	7,481	225,711
Sanofi SA (France)	4,228	414,903
Schrodinger, Inc. †	434	11,718
Select Medical Holdings Corp.	1,519	45,798
Semler Scientific, Inc. †	222	6,485
Shionogi & Co., Ltd. (Japan)	2,400	122,870
Sonic Healthcare, Ltd. (Australia)	3,259	62,459
Stryker Corp.	389	139,211
Surmodics, Inc. †	298	8,743
Swedish Orphan Biovitrum AB (Sweden) †	1,085	27,084
Teladoc Health, Inc. †	4,773	72,072
Tenet Healthcare Corp. †	1,437	151,043
TG Therapeutics, Inc. †	1,154	17,552
Thermo Fisher Scientific, Inc.	1,785	1,037,460
UnitedHealth Group, Inc.	3,599	1,780,425
Vertex Pharmaceuticals, Inc. †	4,207	1,758,568
Vir Biotechnology, Inc. †	2,741	27,766
Voyager Therapeutics, Inc. †	1,860	17,317

Dynamic Asset Allocation Conservative Fund 23

COMMON STOCKS (54.7%)* cont.	Shares	Value
Health care cont.
Wave Life Sciences, Ltd. †	2,842	$17,535
West Pharmaceutical Services, Inc.	189	74,789
Xencor, Inc. †	2,420	53,555
Zymeworks, Inc. †	2,049	21,555
		37,095,217
Semiconductor (1.0%)
Applied Materials, Inc.	4,513	930,716
ASML Holding NV (Netherlands)	1,557	1,498,690
Axcelis Technologies, Inc. †	106	11,821
Disco Corp. (Japan)	1,200	453,349
KLA Corp.	2,879	2,011,183
Lam Research Corp.	263	255,523
MaxLinear, Inc. †	2,442	45,592
Novatek Microelectronics Corp. (Taiwan)	4,000	75,492
Renesas Electronics Corp. (Japan)	17,200	303,426
		5,585,792
Software (4.7%)
Adobe, Inc. †	4,067	2,052,208
Amdocs, Ltd.	723	65,338
Atlassian Corp. Class A †	869	169,551
Autodesk, Inc. †	625	162,763
Blackline, Inc. †	170	10,979
Cadence Design Systems, Inc. †	8,501	2,646,191
Domo, Inc. Class B †	2,326	20,748
F5, Inc. †	774	146,743
HubSpot, Inc. †	925	579,568
Intapp, Inc. †	1,225	42,018
Manhattan Associates, Inc. †	719	179,915
Microsoft Corp.	36,930	15,537,190
MicroStrategy, Inc. Class A †	10	17,046
Nexon Co., Ltd. (Japan)	2,000	33,162
Oracle Corp.	15,198	1,909,020
Paycom Software, Inc.	757	150,651
Pegasystems, Inc.	2,233	144,341
PROS Holdings, Inc. †	914	33,206
ROBLOX Corp. Class A †	3,184	121,565
SAP SE (Germany)	248	48,283
Square Enix Holdings Co., Ltd. (Japan)	6,600	256,405
Squarespace, Inc. Class A †	1,893	68,981
TIS, Inc. (Japan)	3,500	76,044
Veeva Systems, Inc. Class A †	5,795	1,342,644
Workday, Inc. Class A †	580	158,195
		25,972,755
Technology (—%)
Amkor Technology, Inc.	330	10,639
		10,639
Technology services (3.5%)
Alphabet, Inc. Class A †	36,356	5,487,211
Alphabet, Inc. Class C †	19,536	2,974,551

24 Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (54.7%)* cont.	Shares	Value
Technology services cont.
DocuSign, Inc. †	6,788	$404,225
eBay, Inc.	2,544	134,272
Fair Isaac Corp. †	329	411,122
Fiserv, Inc. †	931	148,792
GoDaddy, Inc. Class A †	3,593	426,417
HealthStream, Inc.	478	12,743
Integral Ad Science Holding Corp. †	2,382	23,749
Leidos Holdings, Inc.	918	120,341
Meta Platforms, Inc. Class A	11,928	5,791,998
NEC Corp. (Japan)	2,000	145,198
Palo Alto Networks, Inc. †	1,561	443,527
Prosus NV (China)	16,163	506,994
Q2 Holdings, Inc. †	332	17,450
Roku, Inc. †	2,267	147,740
Salesforce, Inc. †	4,488	1,351,695
Scout24 SE (Germany)	5,003	377,069
SCSK Corp. (Japan)	7,000	131,210
Spotify Technology SA (Sweden) †	504	133,006
Unisys Corp. †	4,269	20,961
VeriSign, Inc. †	718	136,068
Western Union Co. (The)	10,109	141,324
Xerox Holdings Corp.	1,251	22,393
		19,510,056
Transportation (1.0%)
ArcBest Corp.	86	12,255
Ardmore Shipping Corp. (Ireland)	668	10,969
Arlo Technologies, Inc. †	2,523	31,916
Canadian National Railway Co. (Canada)	3,743	492,886
Canadian Pacific Kansas City, Ltd. (Canada)	6,800	599,556
CSX Corp.	3,196	118,476
Daseke, Inc. †	1,294	10,740
Deutsche Lufthansa AG (Germany) †	9,399	73,830
Deutsche Post AG (Germany)	5,032	216,689
Expeditors International of Washington, Inc.	1,162	141,264
FedEx Corp.	3,871	1,121,583
Hub Group, Inc. Class A	905	39,114
International Seaways, Inc.	213	11,332
Kuehne + Nagel International AG (Switzerland)	197	54,828
Matson, Inc.	625	70,250
Norfolk Southern Corp.	595	151,648
Qantas Airways, Ltd. (voting rights) (Australia) †	63,873	226,845
Ryanair Holdings PLC ADR (Ireland)	2,226	324,083
Scorpio Tankers, Inc.	1,046	74,841
SG Holdings Co., Ltd. (Japan)	3,200	40,227
SITC International Holdings Co., Ltd. (Hong Kong)	8,000	14,616
SkyWest, Inc. †	1,018	70,323
Southwest Airlines Co.	13,475	393,335
Teekay Corp. (Bermuda) †	2,920	21,258
Teekay Tankers, Ltd. Class A (Canada)	1,138	66,471

Dynamic Asset Allocation Conservative Fund 25

COMMON STOCKS (54.7%)* cont.	Shares	Value
Transportation cont.
Union Pacific Corp.	4,679	$1,150,706
Westinghouse Air Brake Technologies Corp.	1,050	152,964
		5,693,005
Utilities and power (1.4%)
ALLETE, Inc.	1,056	62,980
Ameren Corp.	6,238	461,362
American States Water Co.	83	5,996
Black Hills Corp.	216	11,794
Centrica PLC (United Kingdom)	123,302	198,656
Chesapeake Utilities Corp.	119	12,769
Constellation Energy Corp.	4,613	852,713
Dominion Energy, Inc.	2,962	145,701
DTE Energy Co.	1,400	156,996
Duke Energy Corp.	1,573	152,125
E.ON SE (Germany)	23,025	320,070
Edison International	1,953	138,136
Enel SpA (Italy)	40,998	270,648
Eni SpA (Italy)	4,521	71,445
Entergy Corp.	1,381	145,944
Eversource Energy	2,471	147,692
Exelon Corp.	13,941	523,764
National Fuel Gas co.	2,821	151,544
New Jersey Resources Corp.	384	16,477
NextEra Energy, Inc.	2,517	160,861
Northwest Natural Holding Co.	395	14,702
NRG Energy, Inc.	13,916	941,974
Otter Tail Corp.	126	10,886
PG&E Corp.	8,709	145,963
PNM Resources, Inc.	1,203	45,281
Portland General Electric Co.	453	19,026
Public Service Enterprise Group, Inc.	2,276	151,991
RWE AG (Germany)	4,003	135,864
SJW Group	299	16,920
Southern Co. (The)	1,990	142,763
Tokyo Gas Co., Ltd. (Japan)	11,700	271,361
Unitil Corp.	219	11,465
Vistra Corp.	22,175	1,544,489
Xcel Energy, Inc.	2,803	150,586
		7,610,944
Total common stocks (cost $181,030,160)		$304,244,267

CORPORATE BONDS AND NOTES (23.0%)*	Principal amount	Value
Basic materials (1.6%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$120,000	$130,254
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30	75,000	77,522
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	25,000	23,525
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	120,000	118,158
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	70,000	71,772

26 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (23.0%)* cont.		Principal amount	Value
Basic materials cont.
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		$150,000	$134,230
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	36,280
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		84,000	84,472
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	88,135
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		45,000	45,665
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		50,000	44,844
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		40,000	40,165
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		158,000	163,911
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		115,000	119,249
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		590,000	600,921
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		184,000	167,745
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		470,000	420,564
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		238,000	232,093
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		35,000	31,536
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		85,000	78,263
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	105,000	104,694
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		$45,000	42,233
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		196,000	192,748
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		65,000	64,267
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		75,000	75,200
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		188,000	181,737
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		414,000	351,443
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		65,000	57,807
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	79,081
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		156,000	129,857
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		266,000	254,000
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		50,000	45,063
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada) ‡‡		75,000	70,125
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		70,000	66,389

Dynamic Asset Allocation Conservative Fund 27

CORPORATE BONDS AND NOTES (23.0%)* cont.		Principal amount	Value
Basic materials cont.
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		$308,000	$298,058
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		61,000	40,657
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		108,000	89,720
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	100,000	55,629
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$65,000	59,082
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		110,000	99,048
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	69,442
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		80,000	81,500
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		85,000	74,713
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		30,000	32,775
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		350,000	305,375
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		45,000	45,113
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		20,000	17,180
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		70,000	64,584
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		95,000	89,578
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		404,000	366,875
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		107,000	103,310
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		200,000	183,059
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		45,000	41,979
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		25,000	25,933
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		80,000	74,522
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		130,000	120,361
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		70,000	74,550
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		125,000	114,093
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		115,000	103,148
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		45,000	45,455
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		100,000	92,349
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		488,000	316,008
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		243,000	168,253
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		582,000	559,315
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		427,000	487,644
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		99,000	113,023
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		25,000	28,402

28 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (23.0%)* cont.		Principal amount	Value
Basic materials cont.
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		$90,000	$90,900
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		105,000	93,963
			9,049,544
Capital goods (1.0%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	82,359
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		$200,000	215,250
Berry Global, Inc. 144A sr. notes 4.875%, 7/15/26		28,000	27,440
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		167,000	151,603
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		153,000	140,929
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		835,000	781,726
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		108,000	72,831
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		95,000	96,869
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		31,000	31,022
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		51,000	51,734
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31		10,000	10,013
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		60,000	64,067
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		110,000	114,229
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		35,000	38,114
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		63,000	63,056
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,204
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	130,000	139,179
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$50,000	50,367
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)		260,000	259,025
ESAB Corp. 144A company guaranty sr. unsec. notes 6.25%, 4/15/29		10,000	10,038
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		80,000	75,235
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		25,000	25,620
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		175,000	155,696
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		328,000	296,192
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		336,000	298,893
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		194,000	189,191
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		40,000	36,996
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		145,000	132,658
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		140,000	137,320
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		182,000	160,034
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		100,000	101,850
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,525

Dynamic Asset Allocation Conservative Fund 29

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Capital goods cont.
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	$55,000	$57,338
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	35,000	32,047
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40	151,000	140,952
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	69,000	69,131
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	322,000	311,465
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	90,000	100,671
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	25,000	27,270
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	45,000	42,484
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	110,000	102,323
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31	15,000	15,458
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	60,000	61,164
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28	100,000	101,250
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32	60,000	60,617
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	45,000	41,870
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	70,000	69,325
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	48,000	42,315
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	306,000	287,764
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	147,000	148,375
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	20,000	20,324
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	20,000	20,206
		5,807,614
Communication services (2.5%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	462,000	391,110
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	263,000	231,239
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	526,000	492,571
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	396,000	376,437
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	142,000	130,890
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	1,258,000	879,626
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	50,000	48,475
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	573,000	458,959
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	440,000	394,041
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	125,000	122,722
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	270,000	247,171
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	200,000	171,728
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	65,000	53,082
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	115,000	93,854

30 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Communication services cont.
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	$352,000	$299,457
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	514,000	476,387
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	487,000	360,483
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	208,000	205,469
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	261,000	161,415
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63	137,000	84,137
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	123,000	89,947
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	206,000	166,783
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	340,000	323,045
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	281,000	266,027
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	395,000	374,434
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	219,000	199,064
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	128,000	123,614
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	200,000	105,875
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	135,000	159,585
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	80,000	75,683
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	55,000	22,940
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	55,000	43,307
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	130,000	70,658
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	123,000	110,113
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	986,000	924,920
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	110,000	106,495
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	60,000	61,393
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	57,000	58,283
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	65,000	30,550
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	270,000	268,125
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	141,000	150,255
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	810,000	665,114
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	12,000	11,241
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	547,000	526,819

Dynamic Asset Allocation Conservative Fund 31

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Communication services cont.
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	$70,000	$60,791
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	4,000	4,017
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28	324,000	322,816
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	155,000	143,349
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	303,000	325,867
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	855,000	751,801
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	602,000	440,171
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	300,000	282,804
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	966,000	944,502
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	181,000	162,948
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31	70,000	50,750
		14,103,339
Consumer cyclicals (2.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	60,000	54,970
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	296,000	282,680
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	198,000	178,285
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	75,000	75,960
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	50,000	46,812
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	50,000	44,946
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	60,800	54,138
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	200,000	206,278
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	55,000	55,551
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	80,000	82,909
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	60,000	61,290
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	45,000	44,549
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	425,000	369,896
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	315,000	311,111
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	160,000	147,032
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	15,000	15,132
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	110,000	112,913

32 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	$135,000	$123,103
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	90,000	92,453
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	20,000	20,860
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	30,000	32,813
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	140,000	138,563
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)	50,000	54,543
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	75,000	66,502
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	85,000	82,025
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	12,000	12,030
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	5,000	4,937
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	50,000	47,333
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	90,000	89,550
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	120,000	105,096
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	50,000	45,711
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	650,000	591,224
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30	130,000	131,300
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28	50,000	51,500
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29	75,000	74,302
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	90,000	89,775
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	140,000	133,790
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)	25,000	25,531
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)	15,000	13,426
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	95,000	85,038
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	35,000	32,298
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33	145,000	132,426
Gray Television, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31	80,000	52,458
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	85,000	85,205
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	60,000	61,500
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	100,000	95,880
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41	228,000	244,835
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	132,000	134,054
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	404,000	399,452
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	17,000	17,860

Dynamic Asset Allocation Conservative Fund 33

CORPORATE BONDS AND NOTES (23.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		$48,000	$48,191
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		98,000	98,340
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		50,911	28,440
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany) ‡‡	EUR	100,000	116,734
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		$744,000	730,846
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		13,000	10,891
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		135,000	121,331
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		80,000	75,005
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		424,000	418,635
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		150,000	131,594
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		95,000	100,238
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		15,000	15,599
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		120,000	123,188
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	64,287
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	50,546
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		40,000	40,054
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		105,000	92,896
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	19,128
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		125,000	117,745
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		105,000	98,691
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		35,000	26,258
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		65,000	59,820
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31		589,000	479,773
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		30,000	31,650
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		45,000	46,575
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		110,000	104,013
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		60,000	56,766
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	395,000	435,201
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$45,000	46,779
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		299,000	294,495
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		355,000	362,273
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		57,000	53,528

34 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (23.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		$80,000	$73,156
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		50,000	45,558
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		55,000	57,608
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		55,000	52,935
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		295,000	264,911
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		112,000	102,443
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		120,000	115,800
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		60,000	58,775
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		4,000	2,833
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		50,000	51,949
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		80,000	85,805
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,119
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		60,000	59,461
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	19,301
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		65,000	57,545
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		118,000	95,327
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		75,000	72,506
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		90,000	87,016
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		105,000	87,550
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		75,000	68,615
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		70,000	70,918
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		105,000	102,905
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	100,913
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$40,000	33,539
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		35,000	33,951
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		70,000	62,898
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		15,000	15,153
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		60,000	53,928
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		135,000	127,175
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		325,000	273,103
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	182,081

Dynamic Asset Allocation Conservative Fund 35

CORPORATE BONDS AND NOTES (23.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		$100,000	$99,746
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30		30,000	31,992
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		30,000	29,965
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	57,298
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	34,755
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		55,000	56,032
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		15,000	14,833
Victoria’s Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		140,000	114,450
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		80,000	87,489
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		30,000	30,130
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		233,000	302,968
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		1,145,000	1,022,758
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		385,000	367,416
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		135,000	132,414
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26 ‡‡		30,000	29,971
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		10,000	9,794
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		115,000	119,025
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		55,000	52,104
			15,135,252
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	71,280
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	28,543
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		80,000	77,424
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		55,000	55,970
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		122,000	117,752
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		205,000	166,462
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		685,000	657,104
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	107,475
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29		$55,000	55,264
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	13,581
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		80,000	81,100

36 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Consumer staples cont.
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29	$70,000	$66,242
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30	45,000	45,697
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	93,000	82,338
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	228,000	260,006
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	300,000	305,582
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	111,000	105,752
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	95,000	85,302
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	100,000	98,219
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 4.625%, 12/1/26	30,000	27,226
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	50,000	50,001
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29	82,000	72,607
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	535,000	481,143
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	299,000	298,747
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	478,000	483,136
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	54,000	52,880
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	118,000	112,388
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	80,000	72,944
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	54,000	51,754
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	45,000	38,239
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	153,000	136,130
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	219,000	206,673
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	365,000	400,645
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29	105,000	55,147
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	90,000	89,753
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	20,000	20,815
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	50,000	47,463
		5,178,784

Dynamic Asset Allocation Conservative Fund 37

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Energy (1.2%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	$35,000	$35,732
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	50,000	51,353
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	30,000	31,348
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	180,000	190,350
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	140,000	140,053
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	870,000	828,019
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	55,000	55,229
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30	10,000	10,738
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	45,000	47,372
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	90,000	96,305
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	100,000	102,249
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	110,000	99,617
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	50,000	57,349
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	145,000	146,576
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	470,000	473,810
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32	55,000	57,037
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	50,000	48,447
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	55,000	53,222
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	45,000	41,351
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	60,000	59,520
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	280,000	272,650
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	80,000	78,250
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	50,000	50,061
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	70,000	69,871
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	180,000	184,702
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	97,000	105,285
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	253,000	281,619
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	149,000	151,464

38 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Energy cont.
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	$65,000	$71,221
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	35,000	36,537
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	45,000	44,482
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	139,000	141,253
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	80,000	64,160
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	98,000	81,501
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	55,000	55,057
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	45,000	44,916
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	105,000	98,261
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	80,000	82,744
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	40,000	39,964
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	60,000	60,060
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	95,000	95,407
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	65,000	62,560
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	135,000	131,117
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	282,000	269,950
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	95,000	90,013
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	20,000	19,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	260,000	248,894
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	20,000	20,528
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	50,625	50,683
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	45,000	46,832
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	36,000	37,536
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	75,000	78,166
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	50,000	50,119
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	30,000	30,413
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	70,000	63,010
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	70,000	75,442
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	75,000	80,840
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	105,000	108,283

Dynamic Asset Allocation Conservative Fund 39

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Energy cont.
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	$40,000	$40,807
Viper, Inc. 144A company guaranty sr. unsec. notes 7.375%, 11/1/31	50,000	51,979
Viper, Inc. 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	30,000	29,363
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	35,000	35,656
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	20,000	20,125
		6,376,658
Financials (7.8%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	196,918
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	759,000	650,961
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)	450,000	425,575
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	175,000	153,154
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	234,000	227,668
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	45,000	45,694
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	736,000	665,630
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	305,000	302,305
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	115,000	116,152
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	367,000	408,799
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	263,000	255,486
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28	172,000	147,438
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	170,000	169,738
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	125,000	105,011
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	270,000	248,027
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	253,000	232,970
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	110,000	113,161
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	204,000	197,316
Aretec Group, Inc. 144A company guaranty sr. unsec. notes 10.00%, 8/15/30	55,000	60,075
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	130,000	123,752
Athene Global Funding 144A notes 1.985%, 8/19/28	547,000	472,348
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	201,023
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	193,572
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	1,400,000	1,163,143
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	400,000	395,509
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	204,000	204,564
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27	1,690,000	1,558,095
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	572,000	492,745

40 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Financials cont.
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	$1,133,000	$1,001,648
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 6.351%, 9/15/26	83,000	83,165
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	722,000	766,832
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	245,000	237,816
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	195,000	195,993
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	500,000	337,425
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	117,000	106,892
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	170,000	132,735
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	285,000	233,604
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	200,000	194,604
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	410,000	411,058
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	199,157
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	295,000	290,648
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	199,884
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	1,178,000	907,759
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	250,000	235,943
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	1,792,000	1,703,270
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	408,000	393,422
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	214,000	190,036
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	512,000	498,071
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	500,000	498,053
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	115,000	97,001
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	718,000	677,174
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	160,000	149,802
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	239,000	223,460
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	90,000	96,802
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	400,000	393,302
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	643,000	634,844
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	647,000	664,525
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	20,000	21,925
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	85,000	92,438
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	90,000	87,325
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	712,000	690,357
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	148,000	125,356
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	25,000	25,813
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	246,000	207,090

Dynamic Asset Allocation Conservative Fund 41

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Financials cont.
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	$84,000	$83,268
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	63,000	57,542
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,677,000	1,614,168
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	135,000	138,739
HUB International, Ltd. 144A sr. unsec. notes 7.375%, 1/31/32	45,000	45,303
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	490,000	373,248
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	50,000	42,630
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	380,000	273,375
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	190,000	148,156
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	98,000	94,951
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.875%, 1/12/28 (Italy)	400,000	371,360
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	185,000	185,196
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	115,000	117,718
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	252,000	247,745
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.569%, 5/15/47	228,000	202,917
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	305,000	311,200
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	1,887,000	1,796,812
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,005,000	1,025,061
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	65,000	63,379
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	207,000	191,127
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 R	80,000	72,722
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	100,000	93,558
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	295,000	289,170
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	183,000	191,657
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	15,000	15,267
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	10,000	10,158
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	236,000	219,698
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	385,000	412,769
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	305,000	304,256
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	1,758,000	1,673,395
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	507,000	489,509
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	49,000	51,637
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	110,000	111,419
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	43,000	43,725
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	75,000	74,486
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	75,000	69,176

42 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Financials cont.
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	$186,000	$150,195
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	45,000	45,817
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	50,000	50,161
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	110,000	103,423
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29	65,000	66,790
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	70,000	69,183
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	95,000	91,990
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	825,000	769,362
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	149,000	129,142
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	66,000	60,775
Protective Life Global Funding 144A 5.467%, 12/8/28	195,000	198,495
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	20,000	20,596
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	40,000	40,000
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	629,000	601,588
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	390,000	374,967
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	150,000	149,825
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	390,000	383,658
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	311,000	294,092
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	1,090,000	1,045,026
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	230,782
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	589,000	582,374
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	754,000	593,212
USI, Inc./NY 144A sr. unsec. notes 7.50%, 1/15/32	40,000	40,050
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	374,000	364,724
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	149,000	141,215
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	2,203,000	1,911,384
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	155,000	156,837
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	260,000	256,680
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	81,000	77,739
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	147,000	103,749
		43,142,386

Dynamic Asset Allocation Conservative Fund 43

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Health care (1.7%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)	$11,000	$10,780
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	230,000	230,337
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	384,000	340,110
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	320,000	321,494
athenahealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	140,000	128,047
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	50,000	51,733
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	75,000	46,732
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	90,000	49,113
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	77,000	73,977
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	620,000	547,084
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	255,000	256,073
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	80,000	68,592
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	60,000	56,963
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	50,000	44,500
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	45,000	40,950
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	30,000	30,901
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	15,000	14,970
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	40,000	36,816
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	75,000	52,592
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	90,000	73,387
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	771,000	712,001
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	23,254	23,324
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	178,702	163,432
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	208,000	155,377
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	75,000	76,049
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	166,000	162,103
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	165,000	168,017
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	84,000	82,359
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	75,000	71,028
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	510,000	451,471
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	56,000	54,504
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	254,000	259,529
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	200,000	186,308
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	130,000	118,327
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29	45,000	42,533
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	532,000	434,159
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	876,000	757,211

44 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Health care cont.
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	$55,000	$54,588
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	100,000	99,423
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	142,000	139,811
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	466,000	459,370
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	375,000	323,273
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	135,000	131,360
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	123,000	118,873
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	95,000	82,275
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	55,000	48,728
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	190,000	185,844
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	75,000	69,714
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	120,000	119,725
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	215,000	206,611
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	419,000	356,656
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	346,000	314,178
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	130,000	121,808
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	99,000	83,420
		9,308,540
Technology (1.5%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	45,000	40,725
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	1,145,000	1,057,002
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	351,000	304,352
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	35,000	30,803
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	35,000	29,319
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	468,000	453,693
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	1,240,000	1,174,094
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	66,000	52,526
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	70,000	71,456
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	120,000	114,600
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	250,000	237,240
CommScope, Inc. 144A sr. notes 6.00%, 3/1/26	45,000	41,175
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	30,000	26,091
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	75,000	66,515
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30	35,000	35,960

Dynamic Asset Allocation Conservative Fund 45

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Technology cont.
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	$50,000	$50,625
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	185,000	173,465
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	229,000	242,038
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	261,000	264,182
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	258,000	229,322
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27	57,000	55,249
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	130,000	129,743
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	133,000	118,048
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	398,000	312,509
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	137,000	121,909
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	917,000	715,871
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	239,000	231,835
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	80,000	83,000
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	140,000	119,175
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	387,000	252,407
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	387,000	261,048
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)	20,000	22,786
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	30,000	25,242
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	155,000	134,075
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	426,000	344,672
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	125,000	112,969
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	185,000	161,503
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	105,000	94,439
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	90,000	91,685
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	155,000	139,527
		8,222,875
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	70,000	68,807
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	78,750	78,214
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	288,000	245,427
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	150,000	142,695
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	133,000	129,463
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	40,000	37,200
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	40,000	38,670
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	170,000	168,030
		908,506

46 Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Utilities and power (1.9%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	$158,000	$146,315
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	316,000	258,538
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	140,000	141,907
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	462,000	446,766
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	110,000	91,065
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	60,000	55,038
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	172,000	182,939
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	160,000	136,097
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	155,000	157,886
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	446,000	355,594
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	551,000	518,531
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	211,000	230,679
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	241,000	228,907
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	410,000	352,952
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	837,000	771,466
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	68,000	68,421
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	810,000	756,461
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	223,000	199,875
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,082,000	925,945
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	130,000	131,491
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	402,000	401,869
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	31,000	31,383
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27	165,000	165,198
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	125,000	116,302
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	68,000	67,978
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	343,000	389,256
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	185,000	184,239
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	184,000	184,700
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	94,000	93,501
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	60,000	64,362
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	91,000	90,766
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	463,000	368,881
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	50,000	47,736
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	61,000	54,922
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	575,000	592,523

Dynamic Asset Allocation Conservative Fund 47

CORPORATE BONDS AND NOTES (23.0%)* cont.	Principal amount	Value
Utilities and power cont.
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	$235,000	$237,052
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	95,000	90,272
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	178,000	181,104
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	163,000	161,955
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	195,000	198,706
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	25,000	25,564
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	60,000	59,409
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	219,000	205,389
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	78,000	77,440
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	65,000	62,941
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	40,000	42,694
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	45,000	47,128
		10,400,143
Total corporate bonds and notes (cost $136,855,974)		$127,633,641

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.3%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.4%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$287,496	$295,870
5.50%, TBA, 4/1/54	1,000,000	999,411
4.50%, TBA, 4/1/54	6,000,000	5,764,852
4.50%, 5/20/49	16,527	16,082
4.00%, TBA, 4/1/54	4,000,000	3,743,450
3.00%, TBA, 4/1/54	7,000,000	6,174,130
3.00%, with due dates from 8/20/49 to 4/20/51	14,782,920	13,131,833
		30,125,628
U.S. Government Agency Mortgage Obligations (15.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	247,748	254,476
4.00%, 9/1/45	127,056	120,946
3.00%, 2/1/47	523,506	461,733
2.50%, with due dates from 8/1/50 to 8/1/51	2,278,859	1,896,934
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,732,142	1,779,089
4.00%, 1/1/57	361,164	332,396
3.50%, 6/1/56	404,842	361,235
3.50%, with due dates from 4/1/52 to 5/1/52	2,565,568	2,317,888
3.00%, with due dates from 4/1/46 to 11/1/48	7,424,067	6,548,932
2.50%, with due dates from 7/1/50 to 8/1/51	16,247,236	13,552,334
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/54	5,000,000	5,107,422
6.00%, TBA, 4/1/54	6,000,000	6,056,953
5.50%, TBA, 4/1/54	3,000,000	2,985,586
5.00%, TBA, 4/1/54	12,000,000	11,712,187
3.50%, TBA, 4/1/54	10,000,000	8,947,266

48 Dynamic Asset Allocation Conservative Fund

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.3%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Uniform Mortgage-Backed Securities
2.50%, TBA, 4/1/54	$18,000,000	$14,878,829
2.50%, TBA, 4/1/39	12,000,000	10,904,531
		88,218,737
Total U.S. government and agency mortgage obligations (cost $125,374,214)		$118,344,365

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes
2.75%, 8/15/32 [i]	$122,000	$109,850
1.875%, 2/28/27 [i]	9,000	8,389
Total U.S. treasury obligations (cost $118,239)		$118,239

MORTGAGE-BACKED SECURITIES (5.3%)*	Principal amount	Value
Agency collateralized mortgage obligations (1.5%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.47%, 10/25/53	$260,464	$262,190
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	1,846,357	343,567
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,559,421	569,758
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,319,960	813,793
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	2,732,088	554,423
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,659,749	607,590
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,543,484	526,073
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.931%, 4/15/37	26,696	29,511
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.561%, 3/15/35	47,540	48,276
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	2,700,838	509,863
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	1,876,021	318,848
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.617%, 4/15/44	2,994,181	255,621
REMICs Ser. 3391, PO, zero %, 4/15/37	2,365	1,974
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,142,828	400,280
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	4,182,576	718,329
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	3,980,907	429,540
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	3,776,027	523,184
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	5,926	4,768
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	769	610
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.469%, 4/20/51 W	319,301	324,191
Ser. 13-14, IO, 3.50%, 12/20/42	141,338	17,474
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,913,080	626,562
Ser. 15-H26, Class EI, IO, 1.748%, 10/20/65 W	750,524	29,871
FRB Ser. 16-H16, Class LI, IO, 0.758%, 7/20/66 W	5,222,292	207,227
Ser. 16-H16, Class EI, IO, 0.68%, 6/20/66 W	1,492,615	56,719
		8,180,242

Dynamic Asset Allocation Conservative Fund 49

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities (1.6%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.948%, 5/15/53 W	$3,135,587	$137,186
Arbor Realty Commercial Real Estate Notes, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.18%), 6.51%, 8/15/34 (Cayman Islands)	159,000	157,413
AREIT Trust 144A FRB Ser. 21-CRE5, Class A, 6.521%, 11/17/38 (Cayman Islands)	326,197	323,958
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 8.549%, 4/15/37	287,774	278,680
BANK
FRB Ser. 17-BNK8, Class B, 3.95%, 11/15/50 W	275,000	239,297
FRB Ser. 19-BN20, Class XA, IO, 0.81%, 9/15/62 W	3,740,502	127,809
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	121,000	100,877
FRB Ser. 19-C4, Class XA, IO, 1.552%, 8/15/52 W	2,661,894	160,794
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	179,000	158,971
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47 W	71,648	67,370
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	251,000	217,450
COMM Mortgage Trust Ser. 15-CR23, Class AM, 3.801%, 5/10/48	148,000	143,784
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.919%, 11/10/46 W	101,338	94,219
FRB Ser. 14-CR18, Class C, 4.758%, 7/15/47 W	246,000	233,304
FRB Ser. 14-CR17, Class C, 4.72%, 5/10/47 W	217,000	199,291
FRB Ser. 15-LC21, Class B, 4.323%, 7/10/48 W	289,000	277,966
FRB Ser. 15-LC19, Class C, 4.211%, 2/10/48 W	433,000	401,055
FRB Ser. 14-UBS4, Class XA, IO, 1.047%, 8/10/47 W	3,881,215	379
FRB Ser. 14-UBS6, Class XA, IO, 0.812%, 12/10/47 W	3,311,254	6,030
COMM Mortgage Trust 144A FRB Ser. 13-CR13, Class D, 4.919%, 11/10/46 W	299,000	194,083
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.249%, 4/15/50 W	402,000	346,433
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	255,000	238,943
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	264,000	251,346
Ser. 19-C17, Class AS, 3.278%, 9/15/52	435,000	377,657
FRB Ser. 20-C19, Class XA, IO, 1.096%, 3/15/53 W	5,679,308	275,406
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.321%, 8/10/44 W	422,566	396,748
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.691%, 11/16/36 (Cayman Islands)	130,118	129,510
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.657%, 4/15/47 W	84,000	82,277
FRB Ser. 13-C12, Class C, 3.959%, 7/15/45 W	248,441	226,019
FRB Ser. 14-C25, Class XA, IO, 0.794%, 11/15/47 W	2,839,167	4,469
FRB Ser. 14-C19, Class XA, IO, 0.466%, 4/15/47 W	695,173	34
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 14-C20, Class AS, 4.043%, 7/15/47	320,000	314,150
FRB Ser. 13-LC11, Class XA, IO, 0.90%, 4/15/46 W	124,302	11
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.138%, 12/15/49 W	10,238	—

50 Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.407%, 8/15/47 W	$527,000	$508,166
FRB Ser. 15-C24, Class B, 4.323%, 5/15/48 W	193,000	183,666
FRB Ser. 14-C17, Class XA, IO, 0.87%, 8/15/47 W	1,247,277	831
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.60%, 8/15/45 W	314,000	287,199
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49 W	193,000	175,745
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.689%, 8/9/37 (Cayman Islands)	276,000	268,314
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	357,873	4
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 0.987%, 12/15/50 W	2,652,806	78,738
FRB Ser. 18-C8, Class XA, IO, 0.809%, 2/15/51 W	3,225,590	86,294
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.541%, 6/16/36	38,795	38,636
Wells Fargo Commercial Mortgage Trust
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	216,000	190,923
FRB Ser. 19-C52, Class XA, IO, 1.592%, 8/15/52 W	2,287,094	133,664
FRB Ser. 14-LC16, Class XA, IO, 0.968%, 8/15/50 W	1,573,804	140
FRB Ser. 16-LC25, Class XA, IO, 0.82%, 12/15/59 W	3,927,664	68,469
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.949%, 7/15/46 W	401,000	103,984
WF-RBS Commercial Mortgage Trust FRB Ser. 13-C11, Class C, 4.004%, 3/15/45 W	628,000	553,868
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default) † W	171,704	51,027
FRB Ser. 12-C9, Class D, 4.562%, 11/15/45 W	10,823	10,552
FRB Ser. 13-C15, Class D, 4.189%, 8/15/46 W	153,000	60,618
		8,963,757
Residential mortgage-backed securities (non-agency) (2.2%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.634%, 5/25/47	424,060	242,017
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	37,110	35,168
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	59,221	54,742
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 6.044%, 9/25/45	49,511	46,373
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.32%, 8/25/69	199,960	198,028
Ser. 21-C, Class A1, 1.62%, 3/1/61	225,182	215,050
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	250,000	229,565
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31 W	601,000	561,193
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 5.985%, 5/25/35 W	80,761	78,099

Dynamic Asset Allocation Conservative Fund 51

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.623%, 2/20/47	$203,434	$154,809
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	309,807	198,680
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61 W	138,096	132,155
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60 W	139,728	134,679
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.435%, 12/25/28	199,619	212,066
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.135%, 4/25/28	69,981	73,035
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 8.985%, 8/25/29	110,574	115,619
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.27%, 6/25/42	205,924	211,875
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.97%, 7/25/42	374,111	384,048
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.62%, 8/25/33	384,547	392,149
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.62%, 8/25/42	20,563	20,990
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.52%, 5/25/42	68,430	69,617
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.47%, 9/25/42	12,139	12,284
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.32%, 6/25/43	38,390	38,666
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.32%, 4/25/42	25,150	25,475
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.17%, 11/25/43	33,383	33,769
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.17%, 1/25/42	138,000	138,628
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.12%, 11/25/41	47,000	47,238
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.97%, 1/25/34	19,270	19,463
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.62%, 2/25/42	92,876	93,108
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.32%, 1/25/42	99,332	99,316
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.17%, 9/25/41	74,895	74,540
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	96,057	94,445

52 Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.385%, 8/25/28	$161,536	$171,011
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.185%, 8/25/28	248,508	264,062
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.435%, 9/25/28	154,810	161,806
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.335%, 10/25/28	30,843	32,857
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.135%, 4/25/28	440,613	465,397
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.885%, 1/25/29	348,429	365,342
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.785%, 5/25/29	242,534	256,297
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.685%, 4/25/29	168,385	176,525
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.685%, 1/25/29	420,735	439,709
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.085%, 9/25/29	27,000	28,244
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.985%, 7/25/29	343,706	356,740
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.335%, 7/25/24	26,168	26,323
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.235%, 2/25/30	56,000	58,244
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.085%, 2/25/30	17,736	17,938
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.785%, 1/25/31	78,245	80,104
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.32%, 4/25/42	497,000	512,192
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.32%, 1/25/42	380,000	390,688
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.271%, 6/25/42	45,732	47,036
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.885%, 7/25/31	2,504	2,515
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.821%, 9/25/42	92,590	94,143
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.585%, 11/25/39	57,937	58,377
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.16%), 7.485%, 1/25/40	149,113	151,324
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.42%, 3/25/42	153,562	155,770
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.32%, 3/25/42	110,517	111,812

Dynamic Asset Allocation Conservative Fund 53

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.271%, 9/25/43	$15,258	$15,401
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.22%, 12/25/41	62,000	62,465
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.97%, 12/25/41	21,000	21,013
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.52%, 1/25/42	135,124	135,969
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.32%, 12/25/41	69,014	69,035
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.22%, 11/25/41	22,925	22,911
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	122,433	120,536
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	192,288	174,381
Legacy Mortgage Asset Trust 144A FRB Ser. 20-GS1, Class A1, 6.882%, 10/25/59	172,245	172,287
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 6.244%, 2/25/34	257,947	253,522
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	156,595	159,113
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 6.269%, 8/25/34	47,193	43,916
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.991%, 8/26/47 W	49,293	47,179
Pagaya AI Technology in Housing Trust 144A Ser. 22-1, Class A, 4.25%, 8/25/25	190,000	185,021
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.494%, 10/25/34	119,940	117,101
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60 W	209,000	198,692
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50 W	78,379	65,845
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	461,967
Ser. 20-3, Class A3, 2.591%, 4/25/65 W	403,000	340,374
Ser. 21-3, Class A1, 1.127%, 6/25/56 W	136,850	110,988
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.294%, 5/25/47	352,122	277,531
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.804%, 1/25/37	75,734	66,076
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56 W	174,000	158,818

54 Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.404%, 7/25/45	$92,328	$89,483
FRB Ser. 04-AR13, Class A2B, (CME Term SOFR 1 Month + 0.99%), 6.324%, 11/25/34	107,585	102,248
FRB Ser. 04-AR3, Class A2, 4.648%, 6/25/34 W	90,921	82,129
		12,415,346
Total mortgage-backed securities (cost $29,695,794)		$29,559,345

COLLATERALIZED LOAN OBLIGATIONS (2.0%)*	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.647%, 4/23/34 (Cayman Islands)	$250,000	$250,017
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.676%, 4/15/34 (Cayman Islands)	250,000	250,062
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/20/34 (Cayman Islands)	250,000	250,110
AB BSL CLO 4, Ltd. 144A FRB Ser. 23-4A, Class A, (CME Term SOFR 3 Month + 2.00%), 7.318%, 4/20/36 (Cayman Islands)	200,000	201,564
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.648%, 1/21/35 (Cayman Islands)	250,000	250,140
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.838%, 7/20/35 (Jersey)	250,000	250,120
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.736%, 10/25/32 (Cayman Islands)	200,000	198,624
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.754%, 4/15/35 (Cayman Islands)	250,000	250,111
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.875%, 4/16/37 (Jersey)	250,000	249,903
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 21-3A, Class AR, (CME Term SOFR 3 Month + 1.42%), 6.739%, 10/21/34	250,000	250,049
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.119%, 7/24/36 (Jersey)	253,000	254,780
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 7.068%, 4/20/36 (Cayman Islands)	250,000	251,308
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	200,000	200,067
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.768%, 7/17/34 (Cayman Islands)	275,000	275,007
Cedar Funding VI CLO, Ltd. 144A FRB Ser. 21-6A, Class ARR, (CME Term SOFR 3 Month + 1.31%), 6.629%, 4/20/34 (Cayman Islands)	200,000	200,000
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/21/31	250,000	250,036
CIFC Funding, Ltd. 144A FRB Ser. 21-5A, Class A1R1, (CME Term SOFR 3 Month + 1.40%), 6.716%, 1/15/35 (Cayman Islands)	250,000	250,266
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.749%, 7/20/34 (Cayman Islands)	250,000	250,021
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.50%), 6.816%, 7/15/36	267,000	267,150
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.766%, 7/15/34 (Cayman Islands)	250,000	249,754

Dynamic Asset Allocation Conservative Fund 55

COLLATERALIZED LOAN OBLIGATIONS (2.0%)* cont.	Principal amount	Value
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.114%, 4/16/36 (Cayman Islands)	$500,000	$503,204
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.829%, 4/18/37 ##	250,000	250,045
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.799%, 4/20/34 (Cayman Islands)	250,000	250,149
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.381%, 4/28/31 (Cayman Islands)	250,000	249,925
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.809%, 7/20/34 (Cayman Islands)	150,000	150,064
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.751%, 7/28/34	250,000	250,020
Invesco CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.696%, 7/15/34 (Cayman Islands)	250,000	249,997
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.436%, 7/25/34 (Cayman Islands)	250,000	250,250
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.564%, 7/16/36 (Cayman Islands)	250,000	250,638
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 7.076%, 10/20/36 (Cayman Islands)	250,000	251,707
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.866%, 1/15/35 (Cayman Islands)	250,000	248,666
Nassau, Ltd. 144A FRB Ser. 21-IA, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.826%, 8/26/34 (Cayman Islands)	250,000	249,007
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.569%, 5/15/32 (Cayman Islands)	293,000	292,994
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.969%, 1/20/34 (Cayman Islands)	250,000	250,193
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.229%, 4/20/34 (Cayman Islands)	250,000	250,047
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.776%, 7/15/34 (Cayman Islands)	250,000	250,079
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.749%, 7/20/34 (Cayman Islands)	258,000	257,998
Texas Debt Capital CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.118%, 4/20/36 (Cayman Islands)	250,000	251,411
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.749%, 10/20/34 (Cayman Islands)	250,000	250,047
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.726%, 7/15/32 (Cayman Islands)	250,000	249,994
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.756%, 7/15/32 (Cayman Islands)	150,000	150,008
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.836%, 1/15/32 (Cayman Islands)	250,000	250,109
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 1/20/29 (Cayman Islands)	224,000	222,814
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.97%, 4/20/37 (Jersey) ##	250,000	250,045
Total collateralized loan obligations (cost $10,863,189)		$10,928,500

56 Dynamic Asset Allocation Conservative Fund

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.1%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	255,000	$222,842
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		$358,000	323,095
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		400,000	396,190
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		230,000	234,922
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		310,000	247,356
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		465,000	418,500
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		200,000	201,752
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		258,000	256,698
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		200,000	212,000
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		280,000	275,120
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		625,000	614,096
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		240,000	269,040
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		470,000	446,928
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		220,000	227,700
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		200,000	192,750
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	195,000
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		480,000	447,278
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		300,000	284,250
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		680,000	565,567
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		350,000	291,974
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		50,000	60,322
Total foreign government and agency bonds and notes (cost $6,620,339)			$6,383,380

SENIOR LOANS (0.3%)*c	Principal amount	Value
Basic materials (0.1%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 2.50%), 7.813%, 12/20/29	$17,108	$17,119
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.18%, 11/23/27	100,114	98,782
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.334%, 4/30/28	30,000	28,173

Dynamic Asset Allocation Conservative Fund 57

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Basic materials cont.
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	$53,203	$49,878
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.677%, 10/15/28	14,888	14,895
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.423%, 4/3/28	34,738	34,824
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.419%, 4/3/28	64,930	65,028
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.573%, 4/21/29	30,000	29,668
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.321%, 9/22/28	19,949	19,949
		358,316
Capital goods (—%)
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.693%, 6/15/28	24,594	24,543
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/11/30	87,087	87,341
		111,884
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.825%, 9/13/29 (Luxembourg)	45,000	44,224
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.695%, 8/2/29	50,486	50,405
		94,629
Consumer cyclicals (0.1%)
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.08%, 10/19/27	82,259	82,473
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.441%, 8/21/28	21,134	21,104
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.077%, 1/27/29	44,885	44,970
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.695%, 5/1/26	66,870	58,010
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.177%, 12/17/27	35,000	34,917
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.814%, 9/21/28	74,015	74,071
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.821%, 4/15/28	44,479	39,809
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.423%, 4/11/29	94,550	87,050
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.18%, 1/29/28	76,819	76,547
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	55,000	1,100
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.58%, 4/4/29	34,911	34,883
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.575%, 3/7/31	30,000	29,942
		584,876

58 Dynamic Asset Allocation Conservative Fund

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.18%, 11/18/29	$80,000	$78,575
Hertz Corp. (The) bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.079%, 6/30/28	35,000	33,968
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.177%, 12/15/27	53,828	53,816
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.824%, 12/17/28	81,726	61,980
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.077%, 3/27/28	68,776	69,000
		297,339
Energy (—%)
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.32%, 12/31/30	114,960	115,289
		115,289
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.574%, 6/20/30	12,994	12,997
		12,997
Health care (—%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.677%, 5/5/27	44,886	44,302
Medline Borrower LP bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.441%, 9/30/28	42,714	42,806
		87,108
Technology (—%)
Boxer Parent Co., Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.58%, 12/8/28	9,975	10,031
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.909%, 3/30/29	24,750	24,619
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.405%, 12/1/27	82,450	82,641
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.68%, 5/3/27	45,862	46,187
		163,478
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.329%, 4/20/28	51,944	53,885
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.076%, 2/17/31	60,000	59,990
		113,875
Total senior loans (cost $2,011,249)		$1,939,791

ASSET-BACKED SECURITIES (0.1%)*	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.194%, 5/7/24	$330,200	$330,264
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.279%, 6/29/24	425,000	424,906
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (CME Term SOFR 1 Month + 0.71%), 6.044%, 1/25/46	6,710	6,707
Total asset-backed securities (cost $760,853)		$761,877

Dynamic Asset Allocation Conservative Fund 59

PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$19,267,701	$3,667	$225,510
S&P 500 Index (Put)	Jun-24/4500.00	19,267,701	3,667	40,571
Total purchased options outstanding (cost $1,492,836)				$266,081

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	$40,000	$30,100
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	67,000	53,098
Total convertible bonds and notes (cost $93,873)		$83,198

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	925	$59,283
Total convertible preferred stocks (cost $46,250)		$59,283

SHORT-TERM INVESTMENTS (5.0%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.50% L	Shares	18,097,387	$18,097,387
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% P	Shares	770,000	770,000
U.S. Treasury Bills 5.352%, 4/25/24 #		$7,734,000	7,706,896
U.S. Treasury Bills 5.389%, 5/23/24 # Φ		1,100,000	1,091,661
Total short-term investments (cost $27,666,292)			$27,665,944

TOTAL INVESTMENTS
Total investments (cost $522,629,262)	$627,987,911

Key to holding’s currency abbreviations
EUR	Euro

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.

60 Dynamic Asset Allocation Conservative Fund

IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $555,987,013.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $8,454,166 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $120,008 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
##	Forward commitment, in part or in entirety (Note 1).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.

Dynamic Asset Allocation Conservative Fund 61

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $14,220,576) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Hong Kong Dollar	Buy	5/16/24	$23,221	$23,237	$(16)
Barclays Bank PLC
	British Pound	Sell	6/20/24	84,978	85,456	478
	Swedish Krona	Buy	6/20/24	941,542	975,169	(33,627)
Citibank, N.A.
	Danish Krone	Sell	6/20/24	320,453	324,001	3,548
Goldman Sachs International
	Hong Kong Dollar	Buy	5/16/24	69,151	69,190	(39)
HSBC Bank USA, National Association
	Israeli Shekel	Buy	4/17/24	9,878	10,015	(137)
	New Zealand Dollar	Buy	4/17/24	777	803	(26)
	New Zealand Dollar	Sell	4/17/24	777	777	—
	Swedish Krona	Buy	6/20/24	22,447	23,486	(1,039)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/17/24	219,608	222,952	3,344
	Norwegian Krone	Sell	6/20/24	301,763	310,665	8,902
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	4/17/24	101,111	102,806	(1,695)
	British Pound	Sell	6/20/24	21,339	21,411	72
	Canadian Dollar	Sell	4/17/24	1,300,219	1,320,106	19,887
	Danish Krone	Sell	6/20/24	78,255	79,037	782
	Euro	Buy	6/20/24	425,543	427,645	(2,102)
	Japanese Yen	Sell	5/16/24	50,593	50,360	(233)
	Swiss Franc	Sell	6/20/24	17,112	18,438	1,326
NatWest Markets PLC
	British Pound	Sell	6/20/24	1,440,202	1,447,346	7,144
	Danish Krone	Buy	6/20/24	32,527	32,983	(456)
	Japanese Yen	Buy	5/16/24	238,926	245,506	(6,580)
	Norwegian Krone	Buy	6/20/24	8,195	8,503	(308)
	Swiss Franc	Buy	6/20/24	786,500	802,410	(15,910)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/17/24	371,718	383,600	(11,882)
	British Pound	Sell	6/20/24	203,795	205,450	1,655
	Chinese Yuan (Offshore)	Buy	5/16/24	516,271	522,555	(6,284)
	Euro	Sell	6/20/24	2,131,070	2,146,129	15,059
	Hong Kong Dollar	Sell	5/16/24	37,282	37,316	34
	Japanese Yen	Buy	5/16/24	813,382	839,252	(25,870)
	Singapore Dollar	Buy	5/16/24	9,499	9,655	(156)
	Swiss Franc	Buy	6/20/24	993,527	1,013,616	(20,089)

62 Dynamic Asset Allocation Conservative Fund

FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $14,220,576) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
UBS AG
	Australian Dollar	Buy	4/17/24	$582,675	$600,582	$(17,907)
	British Pound	Sell	6/20/24	64,522	65,003	481
	Euro	Buy	6/20/24	199,892	202,937	(3,045)
	Hong Kong Dollar	Buy	5/16/24	10,133	10,147	(14)
	Japanese Yen	Buy	5/16/24	91,373	94,882	(3,509)
	Swiss Franc	Buy	6/20/24	69,792	71,701	(1,909)
WestPac Banking Corp.
	Euro	Sell	6/20/24	1,405,849	1,415,449	9,600
Unrealized appreciation						72,312
Unrealized (depreciation)						(152,833)
Total						$(80,521)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	227	$26,636,679	$26,753,085	Jun-24	$(263,808)
Russell 2000 Index E-Mini (Long)	1	106,227	107,295	Jun-24	45
S&P 500 Index E-Mini (Short)	411	107,976,893	109,089,675	Jun-24	(2,314,495)
U.S. Treasury Bond 30 yr (Long)	133	16,018,188	16,018,188	Jun-24	206,514
U.S. Treasury Bond Ultra 30 yr (Long)	149	19,221,000	19,221,000	Jun-24	227,915
U.S. Treasury Bond Ultra 30 yr (Short)	3	387,000	387,000	Jun-24	(4,561)
U.S. Treasury Note 2 yr (Long)	201	41,101,360	41,101,360	Jun-24	(35,713)
U.S. Treasury Note 5 yr (Long)	413	44,197,453	44,197,453	Jun-24	134,774
U.S. Treasury Note 5 yr (Short)	19	2,033,297	2,033,297	Jun-24	(5,254)
U.S. Treasury Note 10 yr (Long)	256	28,364,000	28,364,000	Jun-24	119,253
U.S. Treasury Note Ultra 10 yr (Short)	25	2,865,234	2,865,234	Jun-24	(18,612)
Unrealized appreciation					688,501
Unrealized (depreciation)					(2,642,443)
Total					$(1,953,942)

WRITTEN OPTIONS OUTSTANDING at 3/31/24 (premiums $268,608) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$19,267,701	$3,667	$69,579
Total				$69,579

Dynamic Asset Allocation Conservative Fund 63

TBA SALE COMMITMENTS OUTSTANDING at 3/31/24 (proceeds receivable $11,253,789) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 4/1/54	$5,000,000	4/11/24	$4,880,078
Uniform Mortgage-Backed Securities, 4.50%, 4/1/54	3,000,000	4/11/24	2,856,680
Uniform Mortgage-Backed Securities, 4.00%, 4/1/54	1,000,000	4/11/24	926,016
Uniform Mortgage-Backed Securities, 3.00%, 4/1/54	3,000,000	4/11/24	2,581,640
Total			$11,244,414

When-issued securities sold at 3/31/24 (Unaudited)

COMMON STOCKS (—%)*	Shares	Value
Capital goods (—%)
GE Vernova, Inc. ###	241	$32,957
		32,957
Health care (—%)
Solventum Corp. ###	1,387	96,466
		96,466
Total when-issued securities sold (proceeds receivable $129,423)		$129,423
### When-issued security (Note 1).

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$59,778,000	$263,023 E	$526,237	6/20/29	4.00% — Annually	US SOFR — Annually	$258,532
21,813,000	64,348 E	(12,938)	6/20/26	4.20% — Annually	US SOFR — Annually	51,410
33,840,000	99,828 E	19,949	6/20/26	US SOFR — Annually	4.20% — Annually	(79,879)
30,612,000	9,184 E	(185,313)	6/20/34	US SOFR — Annually	3.80% — Annually	(176,129)
4,732,000	5,442 E	(47,264)	6/20/54	US SOFR — Annually	3.60% — Annually	(41,822)
1,762,000	2,026 E	4,617	6/20/54	3.60% — Annually	US SOFR — Annually	2,590
Total		$305,288	$14,702
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$9,076,166	$9,496,156	$—	3/9/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$398,449
9,075,389	9,353,817	—	3/9/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(259,422)

64 Dynamic Asset Allocation Conservative Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
$12,354,275	$12,545,789	$—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	$195,153
11,371,201	11,575,991	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(205,308)
Upfront premium received		—		Unrealized appreciation		593,602
Upfront premium (paid)		—		Unrealized (depreciation)		(464,730)
Total		$—		Total	$128,872
* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Marathon Oil Corp.	Energy	4,572	$129,578	1.36%
Vertiv Holdings Co. Class A	Capital goods	1,577	128,814	1.36%
Valero Energy Corp.	Energy	753	128,534	1.35%
Toll Brothers, Inc.	Consumer cyclicals	961	124,303	1.31%
Targa Resources Corp.	Energy	1,089	121,931	1.28%
Allison Transmission Holdings, Inc.	Capital goods	1,490	120,891	1.27%
MGIC Investment Corp.	Financials	5,346	119,525	1.26%
Constellation Energy Corp.	Utilities and power	631	116,622	1.23%
Qualcomm, Inc.	Technology	676	114,495	1.21%
General Motors Co.	Consumer cyclicals	2,504	113,571	1.20%
Textron, Inc.	Capital goods	1,178	112,966	1.19%
Cadence Design Systems, Inc.	Technology	359	111,745	1.18%
Procore Technologies, Inc.	Technology	1,359	111,693	1.18%
Uber Technologies, Inc.	Consumer staples	1,444	111,164	1.17%
O’Reilly Automotive, Inc.	Consumer cyclicals	98	110,580	1.16%
Applied Materials, Inc.	Technology	535	110,366	1.16%
American International Group, Inc.	Financials	1,401	109,515	1.15%
Manhattan Associates, Inc.	Technology	431	107,878	1.14%
Booking Holdings, Inc.	Consumer cyclicals	29	105,741	1.11%
Gartner, Inc.	Consumer cyclicals	222	105,652	1.11%
Pure Storage, Inc. Class A	Technology	1,994	103,691	1.09%
Synopsys, Inc.	Technology	180	103,002	1.08%
NVR, Inc.	Consumer cyclicals	13	102,355	1.08%
Vornado Realty Trust	Financials	3,536	101,728	1.07%
Unum Group	Financials	1,858	99,711	1.05%
MGM Resorts International	Consumer cyclicals	2,100	99,161	1.04%
Jacobs Solutions, Inc.	Capital goods	630	96,818	1.02%
Ventas, Inc.	Health care	2,215	96,428	1.02%

Dynamic Asset Allocation Conservative Fund 65

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Coinbase Global, Inc. Class A	Financials	362	$95,908	1.01%
Wintrust Financial Corp.	Financials	915	95,487	1.01%
Freeport-McMoRan, Inc.	Basic materials	2,021	95,010	1.00%
Expedia Group, Inc.	Consumer cyclicals	688	94,784	1.00%
East West Bancorp, Inc.	Financials	1,173	92,787	0.98%
Autonation, Inc.	Consumer cyclicals	551	91,284	0.96%
Pinterest, Inc. Class A	Technology	2,630	91,187	0.96%
NRG Energy, Inc.	Utilities and power	1,345	91,043	0.96%
Johnson Controls International PLC	Capital goods	1,375	89,844	0.95%
Equitable Holdings, Inc.	Financials	2,350	89,324	0.94%
Gap, Inc. (The)	Consumer cyclicals	3,217	88,619	0.93%
Molina Healthcare, Inc.	Health care	211	86,587	0.91%
Ulta Beauty, Inc.	Consumer staples	160	83,677	0.88%
Smartsheet, Inc. Class A	Technology	2,159	83,103	0.88%
Tapestry, Inc.	Consumer cyclicals	1,693	80,375	0.85%
Genuine Parts Co.	Consumer cyclicals	506	78,411	0.83%
Regeneron Pharmaceuticals, Inc.	Health care	81	78,213	0.82%
Hologic, Inc.	Health care	984	76,683	0.81%
Apartment Income REIT Corp.	Financials	2,290	74,364	0.78%
J.M. Smucker Co. (The)	Consumer staples	570	71,703	0.76%
Boyd Gaming Corp.	Consumer cyclicals	1,057	71,166	0.75%
Affiliated Managers Group, Inc.	Financials	421	70,515	0.74%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	844	$117,346	1.25%
Entegris, Inc.	Technology	815	114,517	1.22%
Berkshire Hathaway, Inc. Class B	Financials	271	114,053	1.22%
Equifax, Inc.	Consumer cyclicals	426	114,028	1.22%
D.R. Horton, Inc.	Consumer cyclicals	675	111,104	1.19%
IBM Corp.	Technology	578	110,410	1.18%
BWX Technologies, Inc.	Capital goods	1,074	110,225	1.18%
Kinsale Capital Group, Inc.	Financials	207	108,604	1.16%
Jack Henry & Associates, Inc.	Technology	613	106,580	1.14%
Tyler Technologies, Inc.	Technology	247	105,156	1.12%
DT Midstream, Inc.	Energy	1,695	103,571	1.11%
NortonLifeLock, Inc.	Technology	4,572	102,423	1.09%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	786	101,842	1.09%
RPM International, Inc.	Basic materials	851	101,284	1.08%
Domino’s Pizza, Inc.	Consumer staples	203	100,859	1.08%
Ross Stores, Inc.	Consumer cyclicals	677	99,411	1.06%
Universal Health Services, Inc. Class B	Health care	531	96,959	1.04%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	4,576	95,779	1.02%
Stanley Black & Decker, Inc.	Consumer cyclicals	973	95,279	1.02%

66 Dynamic Asset Allocation Conservative Fund

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
DoubleVerify Holdings, Inc.	Technology	2,698	$94,845	1.01%
Take-Two Interactive Software, Inc.	Technology	619	91,983	0.98%
Lithia Motors, Inc.	Consumer cyclicals	305	91,864	0.98%
Watsco, Inc.	Consumer staples	204	88,035	0.94%
Digital Realty Trust, Inc.	Financials	608	87,531	0.94%
Welltower, Inc.	Financials	933	87,156	0.93%
PTC, Inc.	Technology	453	85,629	0.92%
New Fortress Energy, Inc.	Energy	2,768	84,666	0.91%
Ciena Corp.	Technology	1,705	84,333	0.90%
Bunge Global SA	Basic materials	822	84,298	0.90%
T Rowe Price Group, Inc.	Financials	691	84,229	0.90%
Thor Industries, Inc.	Consumer cyclicals	713	83,656	0.89%
Texas Instruments, Inc.	Technology	476	82,895	0.89%
Amdocs, Ltd.	Technology	913	82,535	0.88%
Carnival Corp.	Consumer cyclicals	4,992	81,574	0.87%
Coterra Energy, Inc.	Energy	2,907	81,061	0.87%
Cooper Cos., Inc. (The)	Health care	777	78,863	0.84%
Five Below, Inc.	Consumer cyclicals	429	77,870	0.83%
Wynn Resorts, Ltd.	Consumer cyclicals	760	77,741	0.83%
Tesla, Inc.	Consumer cyclicals	438	76,933	0.82%
CarMax, Inc.	Consumer cyclicals	863	75,151	0.80%
CoStar Group, Inc.	Consumer cyclicals	770	74,395	0.80%
Ovintiv, Inc.	Energy	1,424	73,890	0.79%
Generac Holdings, Inc.	Capital goods	575	72,556	0.78%
NU Holdings, Ltd./Cayman Islands Class A (Brazil)	Financials	6,010	71,695	0.77%
Exact Sciences Corp.	Health care	1,015	70,109	0.75%
Ball Corp.	Capital goods	1,031	69,475	0.74%
Alphabet, Inc. Class A	Technology	460	69,386	0.74%
Block, Inc. Class A	Consumer cyclicals	813	68,727	0.73%
Micron Technology, Inc.	Technology	568	66,935	0.72%
BioMarin Pharmaceutical, Inc.	Health care	763	66,631	0.71%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
eBay, Inc.	Technology	1,431	$75,528	0.60%
Garmin, Ltd.	Technology	499	74,291	0.59%
Meta Platforms, Inc. Class A	Technology	151	73,148	0.58%
Leidos Holdings, Inc.	Technology	548	71,775	0.57%
Exor NV (Netherlands)	Financials	644	71,662	0.57%
Holcim AG (Switzerland)	Basic materials	779	70,620	0.56%
NetApp, Inc.	Technology	671	70,453	0.56%
Veralto Corp.	Capital goods	792	70,192	0.56%
ConocoPhillips	Energy	549	69,857	0.56%
Exxon Mobil Corp.	Energy	593	68,920	0.55%

Dynamic Asset Allocation Conservative Fund 67

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Graco, Inc.	Capital goods	714	$66,765	0.53%
Weyerhaeuser Co.	Basic materials	1,854	66,585	0.53%
Packaging Corp. of America	Basic materials	350	66,335	0.53%
Automatic Data Processing, Inc.	Consumer cyclicals	258	64,385	0.51%
ENGIE SA (France)	Utilities and power	3,819	63,976	0.51%
PepsiCo, Inc.	Consumer staples	364	63,771	0.51%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	406	63,650	0.51%
SS&C Technologies Holdings, Inc.	Technology	988	63,593	0.51%
Colgate-Palmolive Co.	Consumer staples	706	63,587	0.51%
E.ON SE (Germany)	Utilities and power	4,550	63,315	0.50%
Iberdrola SA (Spain)	Utilities and power	5,096	63,271	0.50%
3M Co.	Conglomerates	595	63,084	0.50%
Merck & Co., Inc.	Health care	478	63,034	0.50%
Jack Henry & Associates, Inc.	Technology	361	62,739	0.50%
Sandvik AB (Sweden)	Capital goods	2,802	62,293	0.50%
Siemens AG (Germany)	Conglomerates	325	62,198	0.50%
National Grid PLC (United Kingdom)	Utilities and power	4,615	62,147	0.50%
Consolidated Edison, Inc.	Utilities and power	678	61,597	0.49%
Secom Co., Ltd. (Japan)	Consumer cyclicals	847	61,328	0.49%
Obayashi Corp. (Japan)	Capital goods	5,149	61,023	0.49%
Sekisui Chemical Co., Ltd. (Japan)	Financials	4,177	60,935	0.49%
Intact Financial Corp. (Canada)	Financials	372	60,516	0.48%
Alphabet, Inc. Class A	Technology	399	60,252	0.48%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	6,021	60,182	0.48%
SSE PLC (United Kingdom)	Utilities and power	2,875	59,931	0.48%
Deutsche Telekom AG (Germany)	Communication services	2,464	59,867	0.48%
TotalEnergies SE (France)	Energy	870	59,641	0.48%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	4,287	59,537	0.47%
Eni SpA (Italy)	Utilities and power	3,745	59,251	0.47%
AT&T, Inc.	Communication services	3,351	58,970	0.47%
Verisk Analytics, Inc.	Consumer cyclicals	249	58,651	0.47%
Electronic Arts, Inc.	Technology	442	58,611	0.47%
Cummins, Inc.	Capital goods	198	58,349	0.47%
Endesa SA (Spain)	Utilities and power	3,063	56,780	0.45%
Keysight Technologies, Inc.	Technology	358	55,976	0.45%
RWE AG (Germany)	Utilities and power	1,643	55,838	0.45%
Avery Dennison Corp.	Basic materials	250	55,824	0.44%
MSCI, Inc.	Technology	99	55,735	0.44%
Lockheed Martin Corp.	Capital goods	122	55,438	0.44%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	1,970	55,278	0.44%

68 Dynamic Asset Allocation Conservative Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Diamondback Energy, Inc.	Energy	365	$72,327	0.62%
Toyota Motor Corp. (Japan)	Consumer cyclicals	2,816	70,807	0.61%
Hermes International (France)	Consumer cyclicals	26	67,282	0.58%
Ingersoll Rand, Inc.	Capital goods	701	66,570	0.58%
Entegris, Inc.	Technology	462	64,984	0.56%
Westlake Corp.	Basic materials	402	61,455	0.53%
Equifax, Inc.	Consumer cyclicals	226	60,493	0.52%
CMS Energy Corp.	Utilities and power	995	60,056	0.52%
Waste Connections, Inc.	Capital goods	346	59,578	0.51%
Antofagasta PLC (Chile)	Basic materials	2,293	59,002	0.51%
Bunge Global SA	Basic materials	571	58,553	0.51%
RELX PLC (United Kingdom)	Consumer cyclicals	1,353	58,484	0.51%
Waste Management, Inc.	Capital goods	273	58,248	0.50%
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	Consumer staples	721	57,980	0.50%
Ferrovial SE (Netherlands)	Basic materials	1,458	57,698	0.50%
Wilmar International, Ltd. (Singapore)	Basic materials	22,709	57,686	0.50%
Keppel, Ltd. (Singapore)	Capital goods	10,591	57,573	0.50%
Duke Energy Corp.	Utilities and power	595	57,503	0.50%
Honeywell International, Inc.	Capital goods	279	57,275	0.49%
Sempra	Utilities and power	793	56,935	0.49%
Visa, Inc. Class A	Financials	204	56,871	0.49%
T-Mobile US, Inc.	Communication services	348	56,765	0.49%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	2,395	56,704	0.49%
Roper Technologies, Inc.	Technology	101	56,474	0.49%
Orange SA (France)	Communication services	4,735	55,615	0.48%
Commonwealth Bank of Australia (Australia)	Financials	708	55,501	0.48%
CenterPoint Energy, Inc.	Utilities and power	1,937	55,179	0.48%
FirstEnergy Corp.	Utilities and power	1,425	55,047	0.48%
AXA SA (France)	Financials	1,458	54,772	0.47%
Masco Corp.	Consumer cyclicals	693	54,681	0.47%
SIG Combibloc Group AG (Switzerland)	Basic materials	2,456	54,467	0.47%
Snam SpA (Italy)	Utilities and power	11,503	54,306	0.47%
Magna International, Inc. (Canada)	Consumer cyclicals	993	54,080	0.47%
Realty Income Corp.	Financials	998	53,997	0.47%
Heineken NV (Netherlands)	Consumer staples	558	53,762	0.46%
Kering SA (France)	Consumer cyclicals	135	53,471	0.46%
Allianz SE (Germany)	Financials	176	52,863	0.46%
Berkshire Hathaway, Inc. Class B	Financials	125	52,600	0.45%
Williams Cos., Inc. (The)	Energy	1,349	52,577	0.45%
Cellnex Telecom, SA 144A (Spain)	Communication services	1,484	52,474	0.45%
Orica, Ltd. (Australia)	Basic materials	4,382	52,145	0.45%
Imperial Brands PLC (United Kingdom)	Consumer staples	2,321	51,854	0.45%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	332	51,733	0.45%
Salmar ASA (Norway)	Basic materials	782	51,529	0.45%

Dynamic Asset Allocation Conservative Fund 69

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Wesfarmers, Ltd. (Australia)	Consumer cyclicals	1,138	$50,716	0.44%
Paychex, Inc.	Technology	412	50,587	0.44%
Capgemini SE (France)	Technology	218	50,237	0.43%
MS&AD Insurance Group Holdings (Japan)	Financials	2,843	50,043	0.43%
REA Group, Ltd. (Australia)	Technology	414	50,011	0.43%
Freeport-McMoRan, Inc.	Basic materials	1,045	49,114	0.42%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.6 Index	B/P	$32,862	$98,624	$23,068	5/11/63	500 bp — Monthly	$9,890
CMBX NA BB.7 Index	B-/P	123,240	313,299	91,984	1/17/47	500 bp — Monthly	31,560
Credit Suisse International
CMBX NA BB.7 Index	B-/P	9,898	55,865	16,402	1/17/47	500 bp — Monthly	(6,449)
CMBX NA BBB−.7 Index	BB+/P	11,936	72,142	12,113	1/17/47	300 bp — Monthly	(135)
Goldman Sachs International
CMBX NA A.7 Index	A/P	1,582	8,510	1,425	1/17/47	200 bp — Monthly	161
CMBX NA BB.9 Index	B/P	400	1,000	378	9/17/58	500 bp — Monthly	23
CMBX NA BBB−.7 Index	BB+/P	46,440	182,028	30,563	1/17/47	300 bp — Monthly	15,984
JPMorgan Securities LLC
CMBX NA A.7 Index	A/P	11,139	74,536	12,477	1/17/47	200 bp — Monthly	(1,310)
CMBX NA BB.10 Index	B-/P	4,092	51,000	20,191	5/11/63	500 bp — Monthly	(16,049)
CMBX NA BB.7 Index	B-/P	112,621	173,635	50,979	1/17/47	500 bp — Monthly	61,810
CMBX NA BBB−.8 Index	B+/P	2,807	18,000	1,919	10/17/57	300 bp — Monthly	899
Merrill Lynch International
CMBX NA BB.9 Index	B/P	4,456	21,000	7,946	9/17/58	500 bp — Monthly	(3,470)
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	13,500	107,000	7,544	12/16/72	200 bp — Monthly	5,998
CMBX NA BB.6 Index	B/P	34,179	100,189	23,434	5/11/63	500 bp — Monthly	10,842

70 Dynamic Asset Allocation Conservative Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	B/P	$2,118	$5,000	$1,892	9/17/58	500 bp — Monthly	$230
Upfront premium received		411,270		Unrealized appreciation		137,397
Upfront premium (paid)		—		Unrealized (depreciation)		(27,413)
Total		$411,270		Total		$109,984
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(1,357)	$53,701	$8,990	1/17/47	(200 bp) — Monthly	$7,612
CMBX NA BB.10 Index	(76,107)	164,000	64,928	11/17/59	(500 bp) — Monthly	(11,339)
CMBX NA BB.8 Index	(28,578)	63,475	22,413	10/17/57	(500 bp) — Monthly	(6,227)
CMBX NA BB.9 Index	(11,358)	27,000	10,217	9/17/58	(500 bp) — Monthly	(1,167)
CMBX NA BBB−.12 Index	(39,447)	139,000	27,453	8/17/61	(300 bp) — Monthly	(12,076)
CMBX NA BBB−.9 Index	(4,495)	19,000	2,791	9/17/58	(300 bp) — Monthly	(1,715)
Credit Suisse International
CMBX NA BB.10 Index	(11,178)	94,000	37,215	11/17/59	(500 bp) — Monthly	25,945
CMBX NA BB.10 Index	(12,542)	94,000	37,215	11/17/59	(500 bp) — Monthly	24,581
CMBX NA BB.10 Index	(6,091)	49,000	19,399	11/17/59	(500 bp) — Monthly	13,261
CMBX NA BB.7 Index	(53,129)	243,844	71,593	1/17/47	(500 bp) — Monthly	18,226
CMBX NA BB.7 Index	(31,728)	129,849	38,124	1/17/47	(500 bp) — Monthly	6,269
CMBX NA BB.7 Index	(2,136)	63,140	14,769	5/11/63	(500 bp) — Monthly	12,571

Dynamic Asset Allocation Conservative Fund 71

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
CMBX NA BB.6 Index	$(36,283)	$109,060	$25,509	5/11/63	(500 bp) — Monthly	$(10,879)
CMBX NA BB.7 Index	(73,422)	194,019	56,964	1/17/47	(500 bp) — Monthly	(16,647)
CMBX NA BB.8 Index	(21,232)	50,010	17,659	10/17/57	(500 bp) — Monthly	(3,622)
CMBX NA BBB−.12 Index	(14,768)	56,000	11,060	8/17/61	(300 bp) — Monthly	(3,741)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(26,255)	26,613	6,225	5/11/63	(500 bp) — Monthly	(20,056)
CMBX NA BBB−.10 Index	(16,266)	129,000	24,355	11/17/59	(300 bp) — Monthly	8,014
CMBX NA BBB−.7 Index	(98,131)	199,705	33,531	1/17/47	(300 bp) — Monthly	(64,717)
Merrill Lynch International
CMBX NA BB.10 Index	(5,121)	90,000	35,631	11/17/59	(500 bp) — Monthly	30,423
CMBX NA BBB−.10 Index	(10,400)	48,000	9,062	11/17/59	(300 bp) — Monthly	(1,366)
CMBX NA BBB−.7 Index	(2,376)	13,855	2,326	1/17/47	(300 bp) — Monthly	(58)
CMBX NA BBB−.9 Index	(2,964)	16,000	2,350	9/17/58	(300 bp) — Monthly	(623)
CMBX NA BBB−.9 Index	(185)	1,000	147	9/17/58	(300 bp) — Monthly	(39)
Morgan Stanley & Co. International PLC
CMBX NA BB.7 Index	(8,164)	20,383	5,985	1/17/47	(500 bp) — Monthly	(2,199)
CMBX NA BB.8 Index	(3,953)	8,656	3,056	10/17/57	(500 bp) — Monthly	(905)
CMBX NA BBB−.10 Index	(323)	1,000	189	11/17/59	(300 bp) — Monthly	(135)
CMBX NA BBB−.12 Index	(36,580)	115,000	22,713	8/17/61	(300 bp) — Monthly	(13,935)
CMBX NA BBB−.7 Index	(9,100)	32,966	5,535	1/17/47	(300 bp) — Monthly	(3,583)
CMBX NA BBB−.8 Index	(10,910)	53,000	5,650	10/17/57	(300 bp) — Monthly	(5,291)
Upfront premium received	—		Unrealized appreciation		146,902
Upfront premium (paid)	(654,579)		Unrealized (depreciation)		(180,320)
Total	$(654,579)		Total		$(33,418)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

72 Dynamic Asset Allocation Conservative Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
CDX NA HY Series 41 Index	B+/P	$4,165	$2,926,440	$216,498	12/20/28	500 bp — Quarterly	$231,163
CDX NA IG Series 42 Index	BBB+/P	(781,266)	35,200,000	797,632	6/202029	100 bp — Quarterly	21,255
Total	$(777,101)		$252,418
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

Dynamic Asset Allocation Conservative Fund 73

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$14,661,681	$—	$—
Capital goods	13,658,381	—	—
Communication services	4,470,943	—	—
Conglomerates	3,854,331	—	—
Consumer cyclicals	51,861,583	—	—
Consumer staples	19,239,019	—	—
Energy	11,244,367	—	—
Financials	42,304,645	—	—
Health care	37,093,665	—	1,552
Technology	92,550,151	—	—
Transportation	5,693,005	—	—
Utilities and power	7,610,944	—	—
Total common stocks	304,242,715	—	1,552
Asset-backed securities	—	761,877	—
Collateralized loan obligations	—	10,928,500	—
Convertible bonds and notes	—	83,198	—
Convertible preferred stocks	—	59,283	—
Corporate bonds and notes	—	127,633,641	—
Foreign government and agency bonds and notes	—	6,383,380	—
Mortgage-backed securities	—	29,559,345	—
Purchased options outstanding	—	266,081	—
Senior loans	—	1,939,791	—
U.S. government and agency mortgage obligations	—	118,344,365	—
U.S. treasury obligations	—	118,239	—
Short-term investments	770,000	26,895,944	—
Totals by level	$305,012,715	$322,973,644	$1,552

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(80,521)	$—
Futures contracts	(1,953,942)	—	—
Written options outstanding	—	(69,579)	—
TBA sale commitments	—	(11,244,414)	—
When-issued securities sold	(129,423)	—	—
Interest rate swap contracts	—	(290,586)	—
Total return swap contracts	—	128,872	—
Credit default contracts	—	1,349,394	—
Totals by level	$(2,083,365)	$(10,206,834)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

74 Dynamic Asset Allocation Conservative Fund

Statement of assets and liabilities 3/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $504,531,875)	$609,890,524
Affiliated issuers (identified cost $18,097,387) (Note 5)	18,097,387
Cash	108,087
Foreign currency (cost $20,909) (Note 1)	20,928
Dividends, interest and other receivables	2,812,059
Foreign tax reclaim	256,099
Receivable for shares of the fund sold	2,140,345
Receivable for investments sold	1,922,222
Receivable for sales of TBA securities (Note 1)	11,268,095
Receivable for variation margin on futures contracts (Note 1)	174,668
Receivable for variation margin on centrally cleared swap contracts (Note 1)	81,148
Unrealized appreciation on forward currency contracts (Note 1)	72,312
Unrealized appreciation on OTC swap contracts (Note 1)	877,901
Premium paid on OTC swap contracts (Note 1)	654,579
Deposits with broker (Note 1)	1,786,607
Prepaid assets	49,184
Total assets	650,212,145

LIABILITIES
Payable for investments purchased	908,450
Payable for purchases of delayed delivery securities (Note 1)	500,000
Payable for purchases of TBA securities (Note 1)	77,337,331
Payable for shares of the fund repurchased	836,241
Payable for compensation of Manager (Note 2)	238,946
Payable for custodian fees (Note 2)	62,950
Payable for investor servicing fees (Note 2)	108,554
Payable for Trustee compensation and expenses (Note 2)	149,434
Payable for administrative services (Note 2)	1,657
Payable for distribution fees (Note 2)	262,781
Payable for variation margin on futures contracts (Note 1)	118,775
Payable for variation margin on centrally cleared swap contracts (Note 1)	16,396
Unrealized depreciation on OTC swap contracts (Note 1)	672,463
Premium received on OTC swap contracts (Note 1)	411,270
Unrealized depreciation on forward currency contracts (Note 1)	152,833
Written options outstanding, at value (premiums $268,608) (Note 1)	69,579
TBA sale commitments, at value (proceeds receivable $11,253,789) (Note 1)	11,244,414
When-issued securities sold, at value (proceeds receivable $129,423) (Note 1)	129,423
Collateral on certain derivative contracts, at value (Notes 1 and 9)	888,239
Payable to broker (Note 1)	423
Other accrued expenses	114,973
Total liabilities	94,225,132

Net assets	$555,987,013

(Continued on next page)

Dynamic Asset Allocation Conservative Fund 75

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$501,212,013
Total distributable earnings (Note 1)	54,775,000
Total — Representing net assets applicable to capital shares outstanding	$555,987,013

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($354,178,831 divided by 33,633,702 shares)	$10.53
Offering price per class A share (100/94.25 of $10.53)*	$11.17
Net asset value and offering price per class B share ($1,072,965 divided by 102,850 shares)**	$10.43
Net asset value and offering price per class C share ($47,301,588 divided by 4,566,813 shares)**	$10.36
Net asset value, offering price and redemption price per class P share
($9,497,898 divided by 897,646 shares)	$10.58
Net asset value, offering price and redemption price per class R share
($4,587,313 divided by 420,068 shares)	$10.92
Net asset value, offering price and redemption price per class R5 share
($20,888 divided by 1,971 shares)	$10.60
Net asset value, offering price and redemption price per class R6 share
($64,331,818 divided by 6,075,242 shares)	$10.59
Net asset value, offering price and redemption price per class Y share
($74,995,712 divided by 7,081,711 shares)	$10.59

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

76 Dynamic Asset Allocation Conservative Fund

Statement of operations Six months ended 3/31/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $126,437 from investments in affiliated issuers) (Note 5)	$6,043,453
Dividends (net of foreign taxes paid and refunded of $46,596)	2,223,457
Total investment income	8,266,910

EXPENSES
Compensation of Manager (Note 2)	1,384,108
Investor servicing fees (Note 2)	330,371
Custodian fees (Note 2)	74,674
Trustee compensation and expenses (Note 2)	14,758
Distribution fees (Note 2)	687,233
Administrative services (Note 2)	10,102
Other	196,746
Total expenses	2,697,992
Expense reduction (Note 2)	(10,084)
Net expenses	2,687,908

Net investment income	5,579,002

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	13,013,188
Foreign currency transactions (Note 1)	(12,228)
Forward currency contracts (Note 1)	4,993
Futures contracts (Note 1)	(14,012,477)
Swap contracts (Note 1)	1,742,343
Total net realized gain	735,819
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	61,656,054
Assets and liabilities in foreign currencies	16,320
Forward currency contracts	(147,158)
Futures contracts	(3,486,683)
Swap contracts	218,404
Written options	260,643
Total change in net unrealized appreciation	58,517,580

Net gain on investments	59,253,399

Net increase in net assets resulting from operations	$64,832,401

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund 77

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/24*	Year ended 9/30/23
Operations
Net investment income	$5,579,002	$14,929,255
Net realized gain (loss) on investments
and foreign currency transactions	735,819	(5,188,146)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	58,517,580	42,050,901
Net increase in net assets resulting from operations	64,832,401	51,792,010
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(4,204,481)	(6,946,693)
Class B	(12,721)	(36,575)
Class C	(430,143)	(780,960)
Class P	(130,593)	(1,380,529)
Class R	(46,887)	(81,168)
Class R5	(211)	(12,779)
Class R6	(894,484)	(1,701,270)
Class Y	(948,299)	(2,641,280)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(15,184,398)
Class B	—	(157,934)
Class C	—	(2,833,013)
Class P	—	(7,336,581)
Class R	—	(213,256)
Class R5	—	(1,467)
Class R6	—	(3,225,769)
Class Y	—	(5,717,512)
Decrease from capital share transactions (Note 4)	(28,527,519)	(292,065,198)
Total increase (decrease) in net assets	29,637,063	(288,524,372)

NET ASSETS
Beginning of period	526,349,950	814,874,322
End of period	$555,987,013	$526,349,950

*Unaudited.

The accompanying notes are an integral part of these financial statements.

78 Dynamic Asset Allocation Conservative Fund

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Dynamic Asset Allocation Conservative Fund 79

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
March 31, 2024**	$9.44	.10	1.11	1.21	(.12)	—	(.12)	$10.53	12.94*	$354,179	.51*	1.04*	191*
September 30, 2023	9.49	.21	.35	.56	(.19)	(.42)	(.61)	9.44	5.97	324,689	1.03	2.18	456
September 30, 2022	11.83	.16	(1.99)	(1.83)	(.16)	(.35)	(.51)	9.49	(16.17)	354,957.98		1.51	361
September 30, 2021	11.22	.14	.87	1.01	(.16)	(.24)	(.40)	11.83	9.14	461,749.97		1.21	380
September 30, 2020	10.76	.16	.55	.71	(.22)	(.03)	(.25)	11.22	6.70	447,803.98		1.47	395
September 30, 2019	10.86	.22	.18	.40	(.22)	(.28)	(.50)	10.76	3.98	472,811	1.00	2.07	173
Class B
March 31, 2024**	$9.35	.06	1.10	1.16	(.08)	—	(.08)	$10.43	12.48*	$1,073	.88*	.65*	191*
September 30, 2023	9.40	.13	.36	.49	(.12)	(.42)	(.54)	9.35	5.20	1,983	1.78	1.36	456
September 30, 2022	11.72	.08	(1.98)	(1.90)	(.07)	(.35)	(.42)	9.40	(16.79)	3,986	1.73	.71	361
September 30, 2021	11.12	.05	.86	.91	(.07)	(.24)	(.31)	11.72	8.31	6,997	1.72	.45	380
September 30, 2020	10.67	.08	.54	.62	(.14)	(.03)	(.17)	11.12	5.87	9,047	1.73	.72	395
September 30, 2019	10.77	.14	.18	.32	(.14)	(.28)	(.42)	10.67	3.24	11,609	1.75	1.31	173
Class C
March 31, 2024**	$9.29	.06	1.10	1.16	(.09)	—	(.09)	$10.36	12.51*	$47,302	.88*	.66*	191*
September 30, 2023	9.34	.14	.35	.49	(.12)	(.42)	(.54)	9.29	5.27	51,143	1.78	1.43	456
September 30, 2022	11.66	.08	(1.97)	(1.89)	(.08)	(.35)	(.43)	9.34	(16.88)	67,579	1.73	.76	361
September 30, 2021	11.06	.05	.86	.91	(.07)	(.24)	(.31)	11.66	8.36	99,034	1.72	.47	380
September 30, 2020	10.61	.08	.54	.62	(.14)	(.03)	(.17)	11.06	5.92	101,750	1.73	.73	395
September 30, 2019	10.71	.14	.18	.32	(.14)	(.28)	(.42)	10.61	3.27	108,582	1.75	1.32	173
Class P
March 31, 2024**	$9.49	.12	1.11	1.23	(.14)	—	(.14)	$10.58	13.07*	$9,498	.32*	1.23*	191*
September 30, 2023	9.52	.22	.40	.62	(.23)	(.42)	(.65)	9.49	6.55	8,748.64		2.31	456
September 30, 2022	11.88	.21	(2.02)	(1.81)	(.20)	(.35)	(.55)	9.52	(15.95)	169,945.60		1.92	361
September 30, 2021	11.26	.19	.87	1.06	(.20)	(.24)	(.44)	11.88	9.61	180,544.59		1.60	380
September 30, 2020	10.80	.20	.55	.75	(.26)	(.03)	(.29)	11.26	7.10	170,539.59		1.86	395
September 30, 2019	10.89	.26	.19	.45	(.26)	(.28)	(.54)	10.80	4.48	144,175.60		2.47	173
Class R
March 31, 2024**	$9.79	.09	1.15	1.24	(.11)	—	(.11)	$10.92	12.74*	$4,587	.63*	.91*	191*
September 30, 2023	9.81	.19	.38	.57	(.17)	(.42)	(.59)	9.79	5.80	4,172	1.28	1.93	456
September 30, 2022	12.21	.14	(2.06)	(1.92)	(.13)	(.35)	(.48)	9.81	(16.39)	5,032	1.23	1.23	361
September 30, 2021	11.57	.12	.89	1.01	(.13)	(.24)	(.37)	12.21	8.82	8,115	1.22	.97	380
September 30, 2020	11.08	.14	.57	.71	(.19)	(.03)	(.22)	11.57	6.51	9,223	1.23	1.23	395
September 30, 2019	11.17	.20	.18	.38	(.19)	(.28)	(.47)	11.08	3.69	10,451	1.25	1.82	173

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

80 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 81

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R5
March 31, 2024**	$9.50	.12	1.12	1.24	(.14)	—	(.14)	$10.60	13.10*	$21	.37*	1.18*	191*
September 30, 2023	9.53	.22	.38	.60	(.21)	(.42)	(.63)	9.50	6.32	15.75		2.26	456
September 30, 2022	11.88	.20	(2.01)	(1.81)	(.19)	(.35)	(.54)	9.53	(15.97)	3,726.71		1.80	361
September 30, 2021	11.26	.17	.88	1.05	(.19)	(.24)	(.43)	11.88	9.49	4,959.70		1.49	380
September 30, 2020	10.80	.19	.55	.74	(.25)	(.03)	(.28)	11.26	6.99	4,664.70		1.77	395
September 30, 2019	10.90	.25	.18	.43	(.25)	(.28)	(.53)	10.80	4.26	5,781.71		2.36	173
Class R6
March 31, 2024**	$9.50	.12	1.11	1.23	(.14)	—	(.14)	$10.59	13.06*	$64,332	.34*	1.21*	191*
September 30, 2023	9.54	.25	.36	.61	(.23)	(.42)	(.65)	9.50	6.43	62,971.68		2.53	456
September 30, 2022	11.89	.20	(2.01)	(1.81)	(.19)	(.35)	(.54)	9.54	(15.89)	77,067.64		1.85	361
September 30, 2021	11.27	.18	.88	1.06	(.20)	(.24)	(.44)	11.89	9.54	112,853.63		1.57	380
September 30, 2020	10.81	.20	.55	.75	(.26)	(.03)	(.29)	11.27	7.04	119,654.63		1.84	395
September 30, 2019	10.90	.26	.19	.45	(.26)	(.28)	(.54)	10.81	4.42	116,456.64		2.43	173
Class Y
March 31, 2024**	$9.50	.12	1.11	1.23	(.14)	—	(.14)	$10.59	12.99 *	$74,996	.38*	1.16*	191*
September 30, 2023	9.54	.24	.36	.60	(.22)	(.42)	(.64)	9.50	6.31	72,630.78		2.43	456
September 30, 2022	11.89	.19	(2.01)	(1.82)	(.18)	(.35)	(.53)	9.54	(15.98)	132,583.73		1.75	361
September 30, 2021	11.27	.17	.88	1.05	(.19)	(.24)	(.43)	11.89	9.45	219,011.72		1.46	380
September 30, 2020	10.80	.19	.55	.74	(.24)	(.03)	(.27)	11.27	7.02	236,396.73		1.73	395
September 30, 2019	10.90	.24	.18	.42	(.24)	(.28)	(.52)	10.80	4.20	224,159.75		2.32	173

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

82 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 83

Notes to financial statements 3/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through March 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Dynamic Asset Allocation Conservative Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek total return consistent with preservation of capital. Total return is composed of capital appreciation and income. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, Putnam Management adjusts portfolio allocations from time to time within a certain range for the fund to try to optimize the fund’s performance consistent with its goal. The fund invests mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. Putnam Management may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class P∆	None	None	None
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

∆ Only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

84 Dynamic Asset Allocation Conservative Fund

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments (including when-issued securities sold, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully

Dynamic Asset Allocation Conservative Fund 85

reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a when-issued or forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on

86 Dynamic Asset Allocation Conservative Fund

disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.

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An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $707,513 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the

88 Dynamic Asset Allocation Conservative Fund

reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,079,094 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

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TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $112,180 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

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Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$12,856,752	$9,024,944	$21,881,696

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $551,030,031, resulting in gross unrealized appreciation and depreciation of $90,210,162 and $25,542,481, respectively, or net unrealized appreciation of $64,667,681.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,	0.480%	of the next $50 billion,
0.630%	of the next $5 billion,	0.460%	of the next $50 billion,
0.580%	of the next $10 billion,	0.450%	of the next $100 billion and
0.530%	of the next $10 billion,	0.445%	of any excess thereafter.

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For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.258% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by

Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 4, 2024, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to interim investment management, sub-management and sub-advisory contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 4, 2024, new investment management, sub-management and sub-advisory contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 4, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%. Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

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During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$229,400	Class R	2,967
Class B	1,070	Class R5	9
Class C	33,110	Class R6	15,849
Class P	461	Class Y	47,505
		Total	$330,371

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $10,084 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $457, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$423,792
Class B	1.00%	1.00%	7,885
Class C	1.00%	1.00%	244,598
Class R	1.00%	0.50%	10,958
Total			$687,233

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $15,730 from the sale of class A shares and received no monies and $517 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $115 on class A redemptions.

Dynamic Asset Allocation Conservative Fund 93

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,104,161,846	$1,163,713,806
U.S. government securities (Long-term)	—	—
When-issued securities sold	—	129,423
Total	$1,104,161,846	$1,163,843,229

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	1,973,925	$19,758,374	2,930,478	$28,220,496
Shares issued in connection with
reinvestment of distributions	404,929	4,041,588	2,226,276	21,238,095
	2,378,854	23,799,962	5,156,754	49,458,591
Shares repurchased	(3,128,137)	(31,173,110)	(8,187,397)	(78,780,341)
Net decrease	(749,283)	$(7,373,148)	(3,030,643)	$(29,321,750)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	1,069	$10,733	1,530	$14,439
Shares issued in connection with
reinvestment of distributions	1,200	11,812	18,236	172,029
	2,269	22,545	19,766	186,468
Shares repurchased	(111,396)	(1,104,402)	(231,885)	(2,223,102)
Net decrease	(109,127)	$(1,081,857)	(212,119)	$(2,036,634)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	172,355	$1,704,827	308,011	$2,912,189
Shares issued in connection with
reinvestment of distributions	43,119	423,322	380,920	3,574,863
	215,474	2,128,149	688,931	6,487,052
Shares repurchased	(1,153,667)	(11,275,942)	(2,417,155)	(22,948,313)
Net decrease	(938,193)	$(9,147,793)	(1,728,224)	$(16,461,261)

94 Dynamic Asset Allocation Conservative Fund

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class P	Shares	Amount	Shares	Amount
Shares sold	250,261	$2,484,682	2,919,632	$28,068,220
Shares issued in connection with
reinvestment of distributions	13,037	130,593	912,113	8,717,110
	263,298	2,615,275	3,831,745	36,785,330
Shares repurchased	(287,869)	(2,922,869)	(20,757,215)	(200,684,831)
Net decrease	(24,571)	$(307,594)	(16,925,470)	$(163,899,501)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	42,777	$435,126	69,189	$691,125
Shares issued in connection with
reinvestment of distributions	4,253	44,033	28,398	280,709
	47,030	479,159	97,587	971,834
Shares repurchased	(53,163)	(549,085)	(184,267)	(1,843,450)
Net decrease	(6,133)	$(69,926)	(86,680)	$(871,616)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	638	$6,657	5,985	$57,969
Shares issued in connection with
reinvestment of distributions	21	211	1,474	14,246
	659	6,868	7,459	72,215
Shares repurchased	(313)	(3,126)	(396,917)	(3,992,026)
Net increase (decrease)	346	$3,742	(389,458)	$(3,919,811)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	416,306	$4,186,022	882,831	$8,558,152
Shares issued in connection with
reinvestment of distributions	88,770	889,944	512,633	4,922,009
	505,076	5,075,966	1,395,464	13,480,161
Shares repurchased	(1,060,914)	(10,620,311)	(2,843,549)	(27,673,414)
Net decrease	(555,838)	$(5,544,345)	(1,448,085)	$(14,193,253)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,289,467	$13,007,169	3,726,781	$36,122,263
Shares issued in connection with
reinvestment of distributions	90,073	902,968	847,110	8,123,197
	1,379,540	13,910,137	4,573,891	44,245,460
Shares repurchased	(1,947,062)	(18,916,735)	(10,828,165)	(105,606,832)
Net decrease	(567,522)	$(5,006,598)	(6,254,274)	$(61,361,372)

At the close of the reporting period, Putnam Investment Holdings, LLC owned 1 class Y share of the fund (<0.01% of class Y shares outstanding), valued at $10.59.

Dynamic Asset Allocation Conservative Fund 95

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/23	cost	proceeds	income	of 3/31/24
Short-term investments
Putnam Short Term
Investment Fund
Class P*	$7,097,244	$74,725,119	$63,724,976	$126,437	$18,097,387
Total Short-term
investments	$7,097,244	$74,725,119	$63,724,976	$126,437	$18,097,387

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$7,000
Written equity option contracts (contract amount)	$4,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$15,600,000
Centrally cleared interest rate swap contracts (notional)	$148,000,000
OTC total return swap contracts (notional)	$41,400,000
OTC credit default contracts (notional)	$4,100,000
Centrally cleared credit default contracts (notional)	$31,500,000

96 Dynamic Asset Allocation Conservative Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
assets — Unrealized
Credit contracts	appreciation	$1,650,680*	Payables	$301,286
Foreign exchange
contracts	Receivables	72,312	Payables	152,833
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	859,728*	Unrealized depreciation	3,112,612*
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	767,430*	Unrealized depreciation	433,700*
Total		$3,350,150		$4,000,431

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$449,201	$449,201
Foreign exchange contracts	—	—	4,993	—	$4,993
Equity contracts	—	(13,304,902)	—	1,309,405	$(11,995,497)
Interest rate contracts	—	(707,575)	—	(16,263)	$(723,838)
Total	$—	$(14,012,477)	$4,993	$1,742,343	$(12,265,141)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$92,059	$92,059
Foreign exchange contracts	—	—	(147,158)	—	$(147,158)
Equity contracts	(1,621,190)	(7,121,358)	—	83,359	$(8,659,189)
Interest rate contracts	—	3,634,675	—	42,986	$3,677,661
Total	$(1,621,190)	$(3,486,683)	$(147,158)	$218,404	$(5,036,627)

Dynamic Asset Allocation Conservative Fund 97

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$ 77,827	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$77,827
OTC Total return swap contracts*#	—	398,449	—	—	—	—	—	195,153	—	—	—	—	—	—	—	—	—	593,602
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	136,430	217,657	110,816	—	—	63,893	49,383	42,982	—	—	—	—	621,161
Centrally cleared credit default contracts§	—	—	3,321	—	—	—	—	—	—	—	—	—	—	—	—	—	—	3,321
Futures contracts§	—	—	—	69,312	—	—	—	—	—	—	105,356	—	—	—	—	—	—	174,668
Forward currency contracts#	—	478	—	—	3,548	—	—	—	—	12,246	—	—	22,067	7,144	16,748	481	9,600	72,312
Purchased options**#	—	—	—	—	266,081	—	—	—	—	—	—	—	—	—	—	—	—	266,081
Total Assets	$—	$398,927	$81,148	$69,312	$269,629	$136,430	$217,657	$305,969	$—	$12,246	$169,249	$49,383	$65,049	$7,144	$16,748	$481	$9,600	$1,808,972
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	16,396	—	—	—	—	—	—	—	—	—	—	—	—	—	—	16,396
OTC Total return swap contracts*#	—	259,422	—	—	—	—	—	205,308	—	—	—	—	—	—	—	—	—	464,730
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	114,652	28,418	32,254	—	—	85,309	7,926	32,727	—	—	—	—	301,286
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	7,752	—	—	—	—	—	—	111,023	—	—	—	—	—	—	118,775
Forward currency contracts#	16	33,627	—	—	—	—	—	39	1,202	—	—	—	4,030	23,254	64,281	26,384	—	152,833
Written options#	—	—	—	—	69,579	—	—	—	—	—	—	—	—	—	—	—	—	69,579
Total Liabilities	$16	$293,049	$16,396	$7,752	$69,579	$114,652	$28,418	$237,601	$1,202	$—	$196,332	$7,926	$36,757	$23,254	$64,281	$26,384	$—	$1,123,599
Total Financial and Derivative Net Assets	$(16)	$105,878	$64,752	$61,560	$200,050	$21,778	$189,239	$68,368	$(1,202)	$12,246	$(27,083)	$41,457	$28,292	$(16,110)	$(47,533)	$(25,903)	$9,600	$685,373
Total collateral received (pledged)†##	$—	$105,878	$—	$—	$200,050	$21,778	$189,239	$68,368	$—	$—	$—	$41,457	$10,000	$—	$—	$—	$—
Net amount	$(16)	$—	$64,752	$61,560	$—	$—	$—	$—	$(1,202)	$12,246	$(27,083)	$—	$18,292	$(16,110)	$(47,533)	$(25,903)	$9,600
Controlled collateral received (including
TBA commitments)**	$—	$130,000	$—	$—	$220,000	$110,000	$210,000	$90,000	$—	$—	$—	$118,239	$10,000	$—	$—	$—	$—	$888,239
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(120,008)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(120,008)

98 Dynamic Asset Allocation Conservative Fund	Dynamic Asset Allocation Conservative Fund 99

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $8,454,166 and $1,786,607, respectively.

Shareholder meeting results (Unaudited)

January 4, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
25,609,952	730,096	2,903,794

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
25,438,926	862,510	2,942,406

At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
25,365,934	868,710	3,009,198

All tabulations are rounded to the nearest whole number.

100 Dynamic Asset Allocation Conservative Fund

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisors	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
The Putnam Advisory Company, LLC	Mona K. Sutphen
100 Federal Street	Jane E. Trust	Alan G. McCormack
Boston, MA 02110		Vice President and
	Officers	Derivatives Risk Manager
Marketing Services	Robert L. Reynolds
Putnam Retail Management	President, The Putnam Funds	Denere P. Poulack
Limited Partnership		Assistant Vice President,
100 Federal Street	Kevin R. Blatchford	Assistant Clerk, and
Boston, MA 02110	Vice President and	Assistant Treasurer
Assistant Treasurer
Custodian		Janet C. Smith
State Street Bank	James F. Clark	Vice President,
and Trust Company	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
Legal Counsel		and Assistant Treasurer
Ropes & Gray LLP	Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Dynamic Asset Allocation Conservative Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 28, 2024